Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2016
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001414040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2017
Prospectus Date	rr_ProspectusDate	Mar. 31, 2017
Cohen & Steers Global Realty Majors ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION COHEN & STEERS GLOBAL REALTY MAJORS ETF (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the Cohen & Steers Global Realty Majors Index (ticker symbol GRM) (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended November 30, 2016, the Fund's turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, using a low cost "passive" or "indexing" investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index. The Underlying Index consists of the largest and most liquid securities within the global real estate universe that Cohen & Steers Capital Management, Inc. ("Cohen & Steers" or the "Index Provider") believes are likely to lead the global securitization of real estate. The Fund will normally invest at least 90% of its total assets in common stocks and other equity securities (which may include American depositary receipts ("ADRs"), American depositary shares ("ADSs") and global depositary receipts ("GDRs")) that comprise the Underlying Index.

The methodology utilized by Cohen & Steers evaluates companies using quantitative and qualitative screens to target the most liquid global real estate companies. Companies that meet Cohen & Steers' quantitative requirements are then assessed for their qualitative strengths. The Underlying Index characteristics include the following: evaluating each company's management strength and track record, market position, governance and corporate structure, and the composition and quality of its real estate portfolio; and consideration of each country's percentage of global GDP and share of the world's public versus private real estate. The Underlying Index is free float and modified market-capitalization weighted, with a limit of 4.0% on any security's weighting. Underlying Index constituents must have a free float adjusted market capitalization of $750 million or greater for initial inclusion in the Underlying Index. Cohen & Steers considers country weights relative to each country's GDP share representing the real estate securities universe and share of the private market for real estate, with up to 10% being allocated to securities of emerging markets. The Underlying Index is rebalanced quarterly.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

Emerging Markets Risk. The Fund may invest in securities and instruments that are economically tied to emerging market countries. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates.

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Underlying Index, may negatively affect the Fund's ability to replicate the performance of the Underlying Index.

Real Estate Investment Risk. The Fund invests in companies in the real estate industry, including real estate investment trusts ("REITs"). Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate; adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds (including changes in interest rates); the impact of changes in environmental laws; overbuilding in a real estate company's market; and environmental problems.

Concentration Risk. Real estate companies may lack diversification due to ownership of a limited number of properties and concentration in a particular geographic region or property type.

Interest Rate Risk. Rising interest rates could result in higher costs of capital for real estate companies, which could negatively impact a real estate company's ability to meet its payment obligations.

Leverage Risk. Real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company's operations and market value in periods of rising interest rates.

Liquidity Risk. Real estate is relatively illiquid and, therefore, a real estate company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions. These risks are especially applicable in conditions of declining real estate values, such as those experienced for several years starting in 2007.

Management Risk. Real estate companies are dependent upon management skills and may have limited financial resources. Real estate companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and self-liquidation. In addition, transactions between real estate companies and their affiliates may be subject to conflicts of interest, which may adversely affect a real estate company's shareholders.

Property Risk. Real estate companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies; catastrophic events; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, changing tastes and values, or increasing vacancies or declining rents.

Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate.

Repayment Risk. The prices of real estate company securities may drop because of the failure of borrowers to repay their loans, poor management, and the inability to obtain financing either on favorable terms or at all. If the properties do not generate sufficient income to meet operating expenses, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of interest and principal on their loans will be adversely affected.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have a more limited track record, narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund's portfolio.

Index Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The net asset value ("NAV") of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the "NYSE Arca"). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

On July 1, 2011, ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments. Performance figures shown below for periods before July 1, 2011 represent performance of the Fund during the times when the Fund's investments were selected by the prior sub-advisor to the Fund. The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Underlying Index and other benchmarks of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 866.513.5856.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Underlying Index and other benchmarks of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.513.5856
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	34.87%	(June 30, 2009)
Lowest Quarterly Return	-24.94%	(March 31, 2009)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.94%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Cohen & Steers Global Realty Majors ETF | Cohen & Steers Global Realty Majors ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRI
Management fees	rr_ManagementFeesOverAssets	0.55%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.55%
One Year	rr_ExpenseExampleYear01	$ 56
Three Years	rr_ExpenseExampleYear03	176
Five Years	rr_ExpenseExampleYear05	307
Ten Years	rr_ExpenseExampleYear10	$ 689
Annual Return 2009	rr_AnnualReturn2009	32.55%
Annual Return 2010	rr_AnnualReturn2010	19.91%
Annual Return 2011	rr_AnnualReturn2011	(4.90%)
Annual Return 2012	rr_AnnualReturn2012	28.92%
Annual Return 2013	rr_AnnualReturn2013	1.35%
Annual Return 2014	rr_AnnualReturn2014	14.80%
Annual Return 2015	rr_AnnualReturn2015	1.15%
Annual Return 2016	rr_AnnualReturn2016	1.74%
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	9.07%
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2008
Cohen & Steers Global Realty Majors ETF | Return After Taxes on Distributions | Cohen & Steers Global Realty Majors ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.38%
5 Years	rr_AverageAnnualReturnYear05	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2008
Cohen & Steers Global Realty Majors ETF | Return After Taxes on Distributions and Sale of Fund Shares | Cohen & Steers Global Realty Majors ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.10%
5 Years	rr_AverageAnnualReturnYear05	6.58%
Since Inception	rr_AverageAnnualReturnSinceInception	0.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2008
Cohen & Steers Global Realty Majors ETF | Cohen & Steers Global Realty Majors Portfolio Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.49%	[1]
5 Years	rr_AverageAnnualReturnYear05	9.88%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2008	[1]
Cohen & Steers Global Realty Majors ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.66%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.98%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2008	[1]
Cohen & Steers Global Realty Majors ETF | FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.99%	[1]
5 Years	rr_AverageAnnualReturnYear05	10.33%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2008	[1]
Alps Equal Sector Weight ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALPS EQUAL SECTOR WEIGHT ETF (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the Bank of America Securities - Merrill Lynch Equal Sector Weight Index (ticker symbol BASMLESW) (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended November 30, 2016, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is an index of indexes comprised in equal proportions of ten Select Sector SPDR Indexes ("The Underlying Sector Indexes"). These are the Consumer Discretionary Select Sector Index, Consumer Staples Select Sector Index, Materials Select Sector Index, Energy Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Health Care Select Sector Index and Real Estate Select Sector Index. In order to track the securities in the Underlying Index, the Fund will use a "fund of funds" approach, and seek to achieve its investment objective by investing at least 90% if its total assets in the shares of Select Sector SPDR exchange-traded funds (each, an "Underlying Sector ETF" and collectively, the "Underlying Sector ETFs") that track the Underlying Sector Indexes of which the Underlying Index is comprised.

The Underlying Index is designed to track performance of the equally weighted Underlying Sector Indexes. Accordingly, each Underlying Index is rebalanced quarterly so that each rebalance will result in the Underlying Sector Index having an Index weight of 10% and the Underlying Sector Indexes in aggregate total to 100%.

Each Underlying Sector ETF is an "index fund" that invests in the equity securities of companies in a particular sector or group of industries. The objective of each Underlying Sector ETF is to track its respective Underlying Sector Index by replicating the securities in the Underlying Sector Index. Together, the ten Underlying Sector Indexes represent the Underlying Index as a whole.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose all or part of your money. See also the section "Risks of Underlying Sector ETFs" for additional information about the Fund's risk factors.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Fund of Funds Risk. The Fund pursues its investment objective by investing its assets in the Underlying Sector ETFs rather than investing directly in stocks, bonds, cash or other investments. The Fund's investment performance, depends on the investment performance of the Underlying Sector ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Sector ETFs that comprise the Underlying Index.

Underlying Sector ETFs Risk. Investment in the Underlying Sector ETFs may subject the Fund to the following risks: Market Risk; Non-Correlation Risk; and Equity Investing Risk. The Fund may also be subject to certain other risks specific to each Underlying Sector ETF.

Market Risk. The Fund's investment in an Underlying Sector ETF involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments.

Equity Investing Risk. The Fund's investment in the Underlying Sector ETFs involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Correlation Risk. The Fund attempts to match the performance of the Underlying Index by investing in the Underlying Sector ETFs which track the Underlying Sector Indexes rather than investing directly in the stocks which comprise the Underlying Sector Indexes. Accordingly, any differences between the return of an Underlying Sector ETF and its Underlying Sector Index will be reflected in the return of the Fund and thus may lead to the Fund not matching the returns of the Underlying Index. See "Risks of Underlying Sector ETFs - Non-Correlation Risk." The Fund's return also may not match the return of the Underlying Index for a number of reasons including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The net asset value ("NAV") of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the "NYSE Arca"). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose all or part of your money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 866.675.2639.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.675.2639
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	11.98%	(December 31, 2011)
Lowest Quarterly Return	-14.12%	(September 30, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.12%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Alps Equal Sector Weight ETF | Alps Equal Sector Weight ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EQL
Management fees	rr_ManagementFeesOverAssets	0.37%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.51%
Reimbursement of Distribution Fee of Underlying Sector ETFs	alpsetf_ReimbursementofDistributionFeeofUnderlyingSectorETFs	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.48%
One Year	rr_ExpenseExampleYear01	$ 49
Three Years	rr_ExpenseExampleYear03	161
Five Years	rr_ExpenseExampleYear05	282
Ten Years	rr_ExpenseExampleYear10	$ 637
Annual Return 2010	rr_AnnualReturn2010	15.67%
Annual Return 2011	rr_AnnualReturn2011	2.59%
Annual Return 2012	rr_AnnualReturn2012	14.51%
Annual Return 2013	rr_AnnualReturn2013	30.17%
Annual Return 2014	rr_AnnualReturn2014	13.05%
Annual Return 2015	rr_AnnualReturn2015	(1.65%)
Annual Return 2016	rr_AnnualReturn2016	13.22%
1 Year	rr_AverageAnnualReturnYear01	13.22%
5 Years	rr_AverageAnnualReturnYear05	13.42%
Since Inception	rr_AverageAnnualReturnSinceInception	14.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2009
Alps Equal Sector Weight ETF | Return After Taxes on Distributions | Alps Equal Sector Weight ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.26%
5 Years	rr_AverageAnnualReturnYear05	12.86%
Since Inception	rr_AverageAnnualReturnSinceInception	14.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2009
Alps Equal Sector Weight ETF | Return After Taxes on Distributions and Sale of Fund Shares | Alps Equal Sector Weight ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.92%
5 Years	rr_AverageAnnualReturnYear05	10.69%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2009
Alps Equal Sector Weight ETF | Bank of America Securities - Merrill Lynch Equal Sector Weight Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.87%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.33%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	12.66%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2009	[1]
Alps Equal Sector Weight ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.66%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	15.38%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2009	[1]
ALERIAN MLP ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALERIAN MLP ETF ("AMLP" OR THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index (ticker symbol AMZI) (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year ended November 30, 2016, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the Underlying Index. The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the United States energy infrastructure Master Limited Partnership ("MLP") asset class. The Underlying Index was developed by Alerian, a leading provider of objective MLP and energy infrastructure benchmarks, data and analytics. The Underlying Index is comprised of energy infrastructure MLPs that earn a majority of their cash flow from the transportation, storage and processing of energy commodities. As of December 31, 2016, the U.S. dollar-denominated market capitalizations of the Index Components ranged from approximately $2 billion to approximately $57 billion.

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index.

Energy infrastructure MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation.

To qualify as a MLP and not to be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the "Code"). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership's operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Unlike direct investments in MLPs, income and losses from the Fund's investments in MLPs will not directly flow through to the personal tax returns of shareholders. The Fund will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as Fund shareholders, be treated as engaged in the business conducted by the underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the Underlying Index. The Underlying Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the United States energy infrastructure Master Limited Partnership ("MLP") asset class. The Underlying Index was developed by Alerian, a leading provider of objective MLP and energy infrastructure benchmarks, data and analytics. The Underlying Index is comprised of energy infrastructure MLPs that earn a majority of their cash flow from the transportation, storage and processing of energy commodities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors associated with investing in the Fund which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Tax Status of the Fund. The Fund is taxed as a regular corporation for federal income tax purposes. This differs from most investment companies, which elect to be treated as "regulated investment companies" under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies which are not so obligated.

Deferred Tax Liability. Cash distributions from an MLP to the Fund that exceed the Fund's allocable share of such MLP's net taxable income are considered a tax-deferred return of capital that will reduce the Fund's adjusted tax basis in the equity securities of the MLP. These reductions in the Fund's adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund's accrued deferred tax liability will be reflected each day in the Fund's net asset value ("NAV"). Increases in deferred tax liability will decrease NAV. Conversely, decreases in deferred liability will increase NAV, but only to the extent of previously accrued deferred tax liability, i.e., no deferred tax asset will be accrued. The Fund will rely to a large extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the NAV. From time to time, ALPS Advisors, Inc. will modify the estimates or assumptions regarding the Fund's deferred tax liability as new information becomes available. The Fund's estimates regarding its deferred tax liability are made in good faith, however, the daily estimate of the Fund's deferred tax liability used to calculate the Fund's NAV could vary significantly from the Fund's actual tax liability. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations, currently 35%, and an assumed rate attributable to state taxes.

Potential Substantial After-Tax Tracking Error from Underlying Index Performance. As discussed above, the Fund will be subject to taxation on its taxable income. The NAV of Fund Shares will also be reduced by the accrual of any current and deferred tax liabilities. The Underlying Index however is calculated without any deductions for taxes. As a result, the Fund's after tax performance could differ significantly from the Underlying Index even if the pretax performance of the Fund and the performance of the Underlying Index are closely correlated.

Returns of Capital Distributions From the Fund Reduce the Tax Basis of Fund Shares. A portion of the Fund's distributions are expected to be treated as a return of capital for tax purposes. Returns of capital distribution are not taxable income to you but reduce your tax basis in your Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares.

Industry Specific Risks. The Fund invests primarily in energy infrastructure companies. Energy infrastructure companies are subject to risks specific to the industry they serve including, but not limited to the following:

● reduced volumes of natural gas or other energy commodities available for transporting, processing or storing;

● new construction risks and acquisition risk which can limit growth potential;

● a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;

● changes in the regulatory environment;

● extreme weather;

● rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities;

● global, political and economic instability; and

● threats of attack by terrorists.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow).

MLP Tax Risk. MLPs generally do not pay U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of your investment in the Fund.

Liquidity Risk. Certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Fund is required to do so based on changes in the Underlying Index or to fund redemptions.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on the NYSE Arca, Inc. (the "NYSE Arca"). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Index Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Correlation Risk. In addition to the risk of tracking error due to the effect of taxes, the Fund's return may not match the return of the Underlying Index for other reasons, including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Risk of Cash Transactions. Unlike many ETFs, the Fund expects to effect redemptions for cash, rather than in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF, which may avoid realizing capital gains by making only in-kind redemptions. Moreover, cash transactions may entail higher transaction costs than in-kind transactions, which costs may be passed on to redeemers of Creation Units in the form of redemption transaction fees.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors associated with investing in the Fund which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

On July 1, 2011, ALPS Advisors, Inc. assumed all responsibility for selecting the Fund's investments. Performance figures shown below for periods before July 1, 2011 represent performance of the Fund during the times when the Fund's investments were selected by a prior sub-advisor to the Fund. The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 877.398.8461.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.398.8461
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	19.13%	(June 30, 2016)
Lowest Quarterly Return	-18.20%	(September 30, 2015)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.20%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ALERIAN MLP ETF | ALERIAN MLP ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMLP
Management fees	rr_ManagementFeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	none
Deferred Income Tax Expense	alpsetf_DeferredIncomeTaxExpense	0.57%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.42%
One Year	rr_ExpenseExampleYear01	$ 145
Three Years	rr_ExpenseExampleYear03	449
Five Years	rr_ExpenseExampleYear05	776
Ten Years	rr_ExpenseExampleYear10	$ 1,700
Annual Return 2011	rr_AnnualReturn2011	10.04%
Annual Return 2012	rr_AnnualReturn2012	2.31%
Annual Return 2013	rr_AnnualReturn2013	18.15%
Annual Return 2014	rr_AnnualReturn2014	4.73%
Annual Return 2015	rr_AnnualReturn2015	(25.89%)
Annual Return 2016	rr_AnnualReturn2016	15.15%
1 Year	rr_AverageAnnualReturnYear01	15.15%
5 Years	rr_AverageAnnualReturnYear05	1.56%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2010
ALERIAN MLP ETF | Return After Taxes on Distributions | ALERIAN MLP ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.15%
5 Years	rr_AverageAnnualReturnYear05	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2010
ALERIAN MLP ETF | Return After Taxes on Distributions and Sale of Fund Shares | ALERIAN MLP ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.58%
5 Years	rr_AverageAnnualReturnYear05	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2010
ALERIAN MLP ETF | Alerian MLP Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.74%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.31%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2010	[1]
ALERIAN MLP ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.66%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	15.05%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2010	[1]
Alerian Energy Infrastructure ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALERIAN ENERGY INFRASTRUCTURE ETF ("ENFR" OR THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (AMEI) (the "Underlying Index"). As a secondary objective, the Fund seeks to provide total return through income and capital appreciation.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended November 30, 2016, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the Underlying Index. Developed by Alerian, a leading provider of objective master limited partnership ("MLP") and energy infrastructure benchmarks, data and analytics ("Alerian"), the Underlying Index is intended to give investors a means of tracking the overall performance of North American energy infrastructure companies.

The Underlying Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities (also known as "midstream energy businesses"). Each Underlying Index constituent is assigned to one of four categories: (i) U.S. Energy Infrastructure MLPs; (ii) U.S. General Partners; (iii) U.S. Energy Infrastructure Companies; and (iv) Canadian Energy Infrastructure Companies. Each category is assigned an index weight of 25%. The Underlying Index is a float-adjusted market capitalization weighted index.

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index (or depositary receipts based on such securities).

Pursuant to Section 851(b)(3) of the Code, the Fund may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs.

Unlike direct investments in MLPs, income and losses from the Fund's investments in MLPs will not directly flow through to the personal tax returns of shareholders. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as Fund shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations.

U.S. Energy Infrastructure MLPs

Energy infrastructure MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code.

U.S. energy infrastructure MLPs have principal executive offices located in the United States and have elected to be treated as a partnership for U.S. federal income tax purposes. In addition, they must earn the majority of their pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities. U.S. energy infrastructure MLPS also must (i) own the general partner of a U.S. publicly traded partnership and/or (ii) be in the top 70% of U.S. energy publicly traded partnership, ranked by market capitalization.

U.S. General Partners

MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership's operations and management.

U.S. General Partners must own the general partner of a publicly traded U.S. Energy Infrastructure MLP. In addition, they must (i) have principal executive offices in the United States, (ii) have elected to be treated as a corporation for U.S. federal income tax purposes, and (iii) earn the majority of their pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities.

U.S. Energy Infrastructure Companies

U.S. energy infrastructure companies may be categorized by one of the following: (i) earning the majority of their pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities and not own the general partner of a U.S. publicly traded partnership, or (ii) earning the majority of their pro forma cash flow from the retail distribution of electricity and/or natural gas and own the general partner of a U.S. publicly traded partnership that earns the majority of its pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities. In addition, they must have principal executive offices in the United States and have elected to be treated as a corporation for U.S. federal income tax purposes.

Canadian Energy Infrastructure Companies

Canadian energy infrastructure companies must earn the majority of their pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities. In addition, they must have principal executive offices located in Canada.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the Underlying Index. Developed by Alerian, a leading provider of objective master limited partnership ("MLP") and energy infrastructure benchmarks, data and analytics ("Alerian"), the Underlying Index is intended to give investors a means of tracking the overall performance of North American energy infrastructure companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Industry Specific Risks. The Fund invests primarily in companies in the North American energy infrastructure sector. Companies in the North American energy infrastructure sector (including both midstream energy businesses and those involved in the retail distribution of electricity and gas) are subject to risks specific to the industry they serve including, but not limited to, the following:

● reduced volumes of natural gas or other energy commodities available for transporting, processing or storing;

● new construction risks and acquisition risk which can limit growth potential;

● a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;

● changes in the regulatory environment;

● extreme weather;

● rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities;

● global, political and economic instability; and

● threats of attack by terrorists.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow).

MLP Tax Risk. MLPs generally do not pay U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of your investment in the Fund.

U.S. General Partners Risk. U.S. general partners are entities that own the general partner of a US publicly traded partnership. U.S. general partners are exposed to the operational and tax risks associated with MLPs. If any of the MLPs managed by a U.S. general partner were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction in the value of the MLP's ownership of the MLP interests and distributions to the U.S. general partner, and thus to the Fund.

Canadian Investment Risk. The Fund may be subject to risks relating to its investment in Canadian securities. The Canadian economy may be significantly affected by the U.S. economy, given that the United States is Canada's largest trading partner and foreign investor. Any negative changes in commodity markets could have a great impact on the Canadian economy. Because the Fund will invest in securities denominated in foreign currencies and the income received by the Fund will generally be in foreign currency, changes in currency exchange rates may negatively impact the Fund's return.

Returns of Capital Distributions From the Fund Reduce the Tax Basis of Fund Shares. A portion of the Fund's distributions are expected to be treated as a return of capital for tax purposes. Returns of capital distribution are not taxable income to you but reduce your tax basis in your Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The net asset value ("NAV") of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on the NYSE Arca, Inc. ("NYSE Arca"). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Index Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compares with the average annual returns of the Underlying Index and of another benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 866.675.2639.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compares with the average annual returns of the Underlying Index and of another benchmark of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.675.2639
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	18.69%	(June 30, 2016)
Lowest Quarterly Return	-23.18%	(September 30, 2015)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.18%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Alerian Energy Infrastructure ETF | Alerian Energy Infrastructure ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ENFR
Management fees	rr_ManagementFeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.65%
One Year	rr_ExpenseExampleYear01	$ 66
Three Years	rr_ExpenseExampleYear03	208
Five Years	rr_ExpenseExampleYear05	362
Ten Years	rr_ExpenseExampleYear10	$ 810
Annual Return 2014	rr_AnnualReturn2014	12.67%
Annual Return 2015	rr_AnnualReturn2015	(37.29%)
Annual Return 2016	rr_AnnualReturn2016	41.95%
1 Year	rr_AverageAnnualReturnYear01	41.95%
Since Inception	rr_AverageAnnualReturnSinceInception	1.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
Alerian Energy Infrastructure ETF | Return After Taxes on Distributions | Alerian Energy Infrastructure ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	40.92%
Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
Alerian Energy Infrastructure ETF | Return After Taxes on Distributions and Sale of Fund Shares | Alerian Energy Infrastructure ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.41%
Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
Alerian Energy Infrastructure ETF | Alerian Energy Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	43.55%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013	[1]
Alerian Energy Infrastructure ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.28%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013	[1]
RiverFront Strategic Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION RIVERFRONT STRATEGIC INCOME FUND (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, with an emphasis on income as the source of that total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended November 30, 2016, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations. The Fund utilizes various investment strategies in a broad array of fixed income sectors. The Fund allocates its investments based upon the analysis of RiverFront Investment Group, LLC ("RiverFront" or the "Sub-Adviser") of the pertinent economic and market conditions, as well as yield, maturity and currency considerations.

The Fund's portfolio is constructed through a two-step process. The first step is setting the strategic allocation among different fixed income asset classes, with the objective being to construct an allocation that is designed to balance the probability of upside returns with downside risks for investors with a five-year time horizon for their investments.

The second step is tactically adjusting these allocations as market conditions warrant and determining security selection within those asset classes in order to maximize potential returns over time. The strategic allocation across long-term, medium-term and short-term investment grade securities, long-term and short-term high yield securities and emerging market debt is adjusted at least annually or as market conditions warrant and is determined by a quantitative methodology. This methodology models historical returns as a function of initial valuation conditions and creates estimates of potential returns and downside risks consistent with historical market behavior. The capital market assumptions produced by this methodology are then incorporated into a proprietary Mean Reversion Optimization ("MRO") process to produce the model weighting for each of the major fixed income asset classes.

The Fund may purchase fixed income securities issued by U.S. or foreign corporations or financial institutions, including debt securities of all types and maturities, convertible securities and preferred stocks. The Fund also may purchase securities issued or guaranteed by the U.S. government or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("government entities") or issued or guaranteed by international organizations designated or supported by multiple government entities to promote economic reconstruction or development ("supranational entities"). The Fund may invest in mortgage-backed securities ("MBS") issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration ("Ginnie Mae"), the Federal Housing Administration ("FHA"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). The MBS in which the Fund may invest may also include collateralized mortgage obligations ("CMOs"). The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis. The Fund may also invest in other exchange-traded funds ("ETFs") and/or closed-end funds which invest in fixed income securities.

The Fund has not established any credit rating criteria for the fixed income securities in which it may invest, and it may invest entirely in high yield securities ("junk bonds"). Junk bonds are debt securities that are rated below investment grade by nationally recognized statistical rating organizations ("NRSROs"), or are unrated securities that the Sub-Adviser believes are of comparable quality. The Sub-Adviser considers the credit ratings assigned by NRSROs as one of several factors in its independent credit analysis of issuers.

The Fund may invest without limitation in U.S. dollar-denominated securities of foreign issuers in developed markets. Additionally, the Fund can invest up to 50% of its assets in non-dollar denominated securities. The Fund may also invest up to 50% of its assets in the securities of issuers located in emerging markets. In certain circumstances, the Sub-Adviser may attempt to offset a portion or all of the foreign currency exposure in these securities by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date ("forward contracts"). The Fund may elect to enter into swap contracts that effectively bundle the purchase of foreign bonds and the hedging of foreign currency into a single transaction.

The average maturity or duration of the Fund's portfolio of fixed income securities will vary based on the Sub-Adviser's assessment of economic and market conditions, as well as current and anticipated changes in interest rates; however, the Sub-Adviser intends to manage the Fund's portfolio so that it has an average duration of between two and ten years, under normal circumstances. Duration measures the price sensitivity of a security to interest rate changes. The longer the duration, the more sensitive the Fund's portfolio will be to a change in interest rates. As the value of a security changes over time, so will its duration, which in turn will affect the Fund's duration.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. See also the sections "Additional Information about the Fund's Principal Investment Risks" and "Additional Risk Considerations" for additional information about the Fund's risk factors.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund's income and Share price.

Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising rates. Rising interest rates may also lead to decreased liquidity in the bond markets, making it more difficult for the Fund to value or sell its bond investments at any given time.

Junk Bond Risk. The Fund may invest in junk bonds that are considered speculative. Junk bonds are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Call Risk/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund's income.

Income Risk. Income risk is the risk that falling interest rates will cause the Fund's income to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Such securities may become illiquid under adverse market or economic conditions and/or due to specific adverse changes in the condition of a particular issuer. If the Fund invests in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Mortgage-Backed Securities Risk. Unlike other debt securities, the principal on MBS may normally be prepaid at any time, which subjects MBS to "prepayment risk" (i.e., when interest rates fall, issuers may pay off principal more quickly than anticipated, which may cause the Fund to reinvest proceeds in securities with lower yields) and "extension risk" (i.e., when interests rate rise, issuers may pay off principal more slowly than anticipated, which may reduce the value of these securities). MBS are also subject to the risks of default on the underlying mortgages and reduced investor demand for mortgage loans and mortgage-related securities.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks of loss that are not typically associated with investing in securities of U.S. issuers, including, among others, loss resulting from less liquidity generally, greater market volatility than U.S. securities and less public or complete financial information than is required for U.S. issuers. In addition, adverse political, economic, social, regulatory, business or environmental developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

Emerging Markets Risk. The Fund may invest in securities and instruments that are economically tied to emerging market countries. Emerging markets countries may have relatively unstable governments; may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have economies based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events.

Foreign Currency Risk. The value of the Fund's investments denominated in foreign currencies may fluctuate relative to the value of the U.S. dollar. The Sub-Adviser does not intend, under normal circumstances, to attempt to hedge against currency risk. The Sub-Adviser may, in certain circumstances, attempt to reduce this risk by entering into foreign currency forward contracts, but its attempts may not be successful. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken.

Risk of Investment in Other Investment Companies. The market value of the shares of other investment companies may be less than their net asset values ("NAVs"). As an investor in investment companies, the Fund would bear its ratable share of that entity's expenses, while continuing to pay its own advisory and administration fees and other expenses, causing Fund shareholders to absorb duplicate levels of fees with respect to investments in other investment companies.

Convertible Securities Risk. The Fund's investments in convertible securities subject the Fund to the risks associated with both fixed income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub-Adviser's decisions relating to the Fund's duration will also affect the Fund's yield, and in unusual circumstances will affect its share price. To the extent that the Sub-Adviser anticipates interest rates imprecisely, the Fund's yield at times could lag those of other similarly managed funds.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the "NYSE Arca"). The Sub-Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Risk of Cash Transactions. Unlike many ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF, which may avoid realizing capital gains by making only in-kind redemptions. Moreover, cash transactions entail higher transaction costs than in-kind transactions, which costs may be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.

Swaps Risk. The Fund expects to use cleared and over-the-counter ("OTC") swap agreements, which involve liquidity, interest rate, investment, credit/default and management risks, as well as the potential for mispricing or valuation complexity. The Fund's use of swap agreements may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. OTC swap agreements are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compare with the average annual returns of the Fund's benchmark index and of another benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compare with the average annual returns of the Fund's benchmark index and of another benchmark of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	3.03%	(June 30, 2016)
Lowest Quarterly Return	-2.21%	(September 30, 2015)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.21%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
RiverFront Strategic Income Fund | RiverFront Strategic Income Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIGS
Management fees	rr_ManagementFeesOverAssets	0.46%	[4]
Other expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.47%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.17%	[5]
One Year	rr_ExpenseExampleYear01	$ 17
Three Years	rr_ExpenseExampleYear03	120
Five Years	rr_ExpenseExampleYear05	233
Ten Years	rr_ExpenseExampleYear10	$ 562
Annual Return 2014	rr_AnnualReturn2014	3.08%
Annual Return 2015	rr_AnnualReturn2015	0.63%
Annual Return 2016	rr_AnnualReturn2016	8.77%
1 Year	rr_AverageAnnualReturnYear01	8.77%
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 08, 2013
RiverFront Strategic Income Fund | Return After Taxes on Distributions | RiverFront Strategic Income Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.66%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 08, 2013
RiverFront Strategic Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | RiverFront Strategic Income Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.93%
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 08, 2013
RiverFront Strategic Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 08, 2013	[1]
U.S. Equity High Volatility Put Write Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION U.S. EQUITY HIGH VOLATILITY PUT WRITE INDEX FUND - HVPW
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The U.S. Equity High Volatility Put Write Index Fund (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the NYSE Arca U.S. Equity High Volatility Put Write IndexSM (ticker symbol PUTWRT ) (the "Underlying Index"). The Underlying Index reflects the performance of a portfolio of exchange-traded put options on highly volatile stocks.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. When the Fund writes options at the beginning of each 60 day period, those transactions are not counted as "portfolio turnover" but the costs incurred with writing those options (such as commissions or markups in the bid/offer spread) have similar effects on the Fund's transaction costs, taxes and performance. During the most recent fiscal year ended November 30, 2016, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of the Underlying Index.

The NYSE Arca U.S. Equity High Volatility Put Write IndexSM is an index that measures the return of a hypothetical portfolio consisting of exchange traded put options which have been sold on each of 40 stocks and a cash position calculated as described herein. The 40 stocks on which options are sold ("written") are those 40 stocks from a selection of the largest capitalized (over $5 billion in market capitalization) stocks which also have listed options and which have the highest volatility, as determined by the ICE Data, LP (the "Ice Data"), the Fund's index provider (the "Index Provider").

Each listed put option included in the Underlying Index is an "American-style" option (i.e., an option which can be exercised at the strike price at any time prior to its expiration) with a 60-day term. The strike price (i.e., the price at which a put option can be exercised) of each put option included in the Underlying Index must be as close as possible to 85% of the closing price of the option's underlying stock price as of the beginning of each 60-day period. The listed put options included in the Underlying Index can be exercised at any time prior to their expiration, but the Underlying Index will reflect the value of each such option throughout the 60-day period as if the option is not exercised until its expiration. Each such option will automatically be deemed exercised on its expiration date if its underlying stock price is below its strike price. If the stock underlying the put option closes below the option's strike price, a cash settlement payment in an amount equal to the difference between the strike price and the closing price of the stock is deemed to be made and the Underlying Index value is correspondingly reduced. If the underlying stock does not close below its strike price, then the option expires worthless and the entire amount of the premium payment is retained within the Underlying Index.

The Fund will seek to track the performance of the Underlying Index by selling listed 60-day put options in proportion to their weightings in the Underlying Index. By selling an option, the Fund will receive premiums from the buyer of the option, which will increase the Fund's return if the option is not exercised and thus expires worthless. However, if the option's underlying stock declines below the strike price, the option will finish in-the-money and the Fund will be required to buy the underlying stock at the strike price, effectively paying the buyer the difference between the strike price and the closing price. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the underlying stock is less than the strike price. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of the stocks underlying the options sold by the Fund increases, the Fund's returns will not increase accordingly.

As the seller of a listed put option, the Fund incurs an obligation to buy the underlying instrument from the purchaser of the option at the option's strike price, upon exercise by the option purchaser. If a listed put option sold by the Fund is exercised prior to the end of a 60-day period, the Fund will buy the underlying stock at the time of exercise and at the strike price, and will hold the stock until the end of the 60-day period.

Each put option sold by the Fund will be covered through investments in three month Treasury bills at least equal to the Fund's maximum liability under the option (i.e., the strike price).

Every 60 days, the options included within the Underlying Index are exercised or expire and new option positions are established, and the Fund will enter into new option positions accordingly and sell any underlying stocks it owns as a result of the Fund's prior option positions having been exercised. This 60-day cycle likely will cause the Fund to have frequent and substantial portfolio turnover. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as "Creation Units," as further defined herein) during a 60-day period, the Fund will sell additional listed put options which will be exercised or expire at the end of such 60-day period. Conversely, if the Fund redeems Shares in Creation Unit size during a 60-day period, the Fund will terminate the appropriate portion of the options it has sold accordingly.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. Investors should also note that the risk factors titled "Put Option Risk," "Equity Risk" and "Implied Volatility Risk" concern the features of the Fund from which the Fund expects to derive its investment return.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Put Option Risk. Options are generally subject to volatile swings in price based on changes in value of the underlying instrument, and the options written by the Fund may be particularly subject to this risk because the underlying stocks are selected by the Index Provider to have high volatility. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund's returns and may increase the risk of loss to the Fund.

Equity Risk. The value of the options sold by the Fund is based on the value of the stocks underlying such options. Accordingly, the Fund is exposed to equity risk, which is the risk that the value of the stocks underlying options written by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies.

Implied Volatility Risk. The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options' underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund's net asset value ("NAV"). The Fund is therefore exposed to implied volatility risk before the options expire or are exercised.

Tax Efficiency Risk. Unlike many exchange-traded funds ("ETFs"), the Fund currently effects redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs, which may avoid realizing capital gains by making only in-kind redemptions. Because the Fund currently effects redemptions primarily for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Underlying Index costs in buying and selling securities (including selling options), cash flows or operational inefficiencies.

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options at the beginning of each 60 day period. Because the Fund "turns over" its option positions every 60 days in this fashion, it will incur high levels of transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund's performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the "NYSE Arca"). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

On July 1, 2016, ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments. Performance figures shown below for periods before July 1, 2016 represent performance of the Fund during the times when the Fund's investments were selected by the prior sub-advisor to the Fund. The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compares with the average annual returns of the Underlying Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 855.325.8020.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compares with the average annual returns of the Underlying Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855.325.8020
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	2.77%	(December 31, 2015)
Lowest Quarterly Return	-7.56%	(September 30, 2015)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.56%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
U.S. Equity High Volatility Put Write Index Fund | U.S. Equity High Volatility Put Write Index Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVPW
Management fees	rr_ManagementFeesOverAssets	0.95%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.95%
One Year	rr_ExpenseExampleYear01	$ 97
Three Years	rr_ExpenseExampleYear03	303
Five Years	rr_ExpenseExampleYear05	525
Ten Years	rr_ExpenseExampleYear10	$ 1,165
Annual Return 2014	rr_AnnualReturn2014	0.24%
Annual Return 2015	rr_AnnualReturn2015	(1.43%)
Annual Return 2016	rr_AnnualReturn2016	1.43%
1 Year	rr_AverageAnnualReturnYear01	1.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
U.S. Equity High Volatility Put Write Index Fund | Return After Taxes on Distributions | U.S. Equity High Volatility Put Write Index Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.77%
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
U.S. Equity High Volatility Put Write Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | U.S. Equity High Volatility Put Write Index Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.81%
Since Inception	rr_AverageAnnualReturnSinceInception	1.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
U.S. Equity High Volatility Put Write Index Fund | U.S. Equity High Volatility Put Write IndexSM (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.78%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013	[1]
U.S. Equity High Volatility Put Write Index Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	13.04%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013	[1]
ALPS Sector Dividend Dogs ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALPS SECTOR DIVIDEND DOGS ETF (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index (ticker symbol SDOGX) (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended November 30, 2016, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

ALPS Advisors, Inc. (the "Adviser") will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. "Dividend Dogs") in the S&P 500 on a sector-by-sector basis. "Dividend Dogs" refers to the five stocks in each of the ten Global Industry Classification Standard ("GICS") sectors that make up the S&P 500 which offer the highest dividend yields.

The Underlying Index generally consists of 50 stocks on each annual reconstitution date, which is the third Friday of December each year. The Underlying Index's stocks must be constituents of the S&P 500 Index, the leading benchmark index for US large capitalization stocks. The Underlying Index methodology selects the five stocks in each of the ten GICS sectors that make up the S&P 500 which offer the highest dividend yields as of the last business day of November. Dividend yield is computed based on the regular cash dividends paid by the company over the previous twelve month period, divided by the share price. The eligible stocks that are selected for inclusion in the Underlying Index's portfolio are equally weighted. If a GICS sector does not contain five stocks which offer dividend yields as computed in the manner described above, then only those stocks in the sector which offer such dividend yields will be included in the Underlying Index. The Underlying Index is rebalanced quarterly.

The Underlying Index was developed by S-Network® Global Indexes, Inc. (the "Index Provider"), and its publication began on May 1, 2012. Standard & Poor's Custom Indices serves as calculation agent. Underlying Index values are distributed to the public via the Chicago Mercantile Exchange throughout the day, between the hours of 9:30 a.m. and 4:30 p.m. Eastern time, at 15 second intervals under the symbol "SDOGX."

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Index Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Underlying Sector Risk. The Fund will be exposed to the additional risks associated with its investments in companies of each GICS sector of the Underlying Index. For more on these risks, see "Risks of Underlying Sectors" in this Prospectus.

High Dividend Yield Style Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Fluctuation of Net Asset Value. The net asset value ("NAV") of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the "NYSE Arca"). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 866.675.2639.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.675.2639
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	14.11%	(March 31, 2013)
Lowest Quarterly Return	-6.70%	(September 30, 2015)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.70%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ALPS Sector Dividend Dogs ETF | ALPS Sector Dividend Dogs ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDOG
Management fees	rr_ManagementFeesOverAssets	0.40%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.40%
One Year	rr_ExpenseExampleYear01	$ 41
Three Years	rr_ExpenseExampleYear03	128
Five Years	rr_ExpenseExampleYear05	224
Ten Years	rr_ExpenseExampleYear10	$ 505
Annual Return 2013	rr_AnnualReturn2013	34.29%
Annual Return 2014	rr_AnnualReturn2014	15.00%
Annual Return 2015	rr_AnnualReturn2015	(3.20%)
Annual Return 2016	rr_AnnualReturn2016	22.36%
1 Year	rr_AverageAnnualReturnYear01	22.36%
Since Inception	rr_AverageAnnualReturnSinceInception	16.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
ALPS Sector Dividend Dogs ETF | Return After Taxes on Distributions | ALPS Sector Dividend Dogs ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.35%
Since Inception	rr_AverageAnnualReturnSinceInception	15.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
ALPS Sector Dividend Dogs ETF | Return After Taxes on Distributions and Sale of Fund Shares | ALPS Sector Dividend Dogs ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.37%
Since Inception	rr_AverageAnnualReturnSinceInception	12.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
ALPS Sector Dividend Dogs ETF | S-Network® Sector Dividend Dogs Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.05%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	16.96%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012	[1]
ALPS Sector Dividend Dogs ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.07%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012	[1]
ALPS International Sector Dividend Dogs ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALPS INTERNATIONAL SECTOR DIVIDEND DOGS ETF (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Index (ticker symbol IDOGX) (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended November 30, 2016, the Fund's portfolio turnover rate was 47% of the average value of the Fund.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

ALPS Advisors, Inc. (the "Adviser") will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. "Dividend Dogs") in the S-Network Developed International 1000 Index, a universe of mainly large capitalization stocks in international developed markets not located in the Americas (the "S-Net Developed Markets") on a sector-by-sector basis. "Dividend Dogs" refers to the five stocks in each of the ten Global Industry Classification Standard ("GICS") sectors that make up the S-Net Developed Markets which offer the highest dividend yields.

The Underlying Index generally consists of 50 stocks on each annual reconstitution date, which is the third Friday of December each year. The Underlying Index's stocks must be constituents of the S-Net Developed Markets universe, which includes stocks whose domicile and primary exchange listings are in countries in Europe, Australia and the Far East and identified by the World Bank as High Income Countries, and excludes stocks from countries a) located in the Americas, b) that do not have stock exchanges, c) were members of the former Comecon (Council for Mutual Economic Assistance, a former economic organization led by the Soviet Union that comprised Eastern Bloc countries and other socialist states elsewhere in the world) and d) whose companies, in the opinion of the Index Provider (defined below), have idiosyncratic dividend policies. The World Bank's methodology for identifying High Income Countries is based on the country's gross national income (GNI) per capita. The selection criteria for the universe also includes requirements for sector inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors.

The Underlying Index methodology selects the five stocks in each of the ten GICS sectors that make up the S-Net Developed Markets which offer the highest dividend yields as of the last trading day of November. Dividend yield is computed based on the regular cash dividends paid by the company over the previous twelve month period, divided by the share price. The eligible stocks that are selected for inclusion in the Underlying Index's portfolio are equally weighted. If there are less than 5 eligible securities represented in any sector, then the Underlying Index will include only those securities that qualify. The Underlying Index is rebalanced quarterly.

The Underlying Index was developed by S-Network® Global Indexes, Inc. (the "Index Provider"), and its publication began on June 10, 2013. Standard & Poor's serves as calculation agent. Underlying Index values are distributed to the public via the Chicago Mercantile Exchange throughout the day, between the hours of 7:00 p.m. and 4:30 p.m. Eastern time the following day, at 15 second intervals under the symbol "IDOGX."

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies. Tax withholdings imposed by foreign countries may also contribute to differences between the Fund's return and the return of the Underlying Index.

Index Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Geographic Concentration Risk. To the extent the Underlying Index and the Fund are significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country.

Underlying Sector Risk. The Fund will be exposed to the additional risks associated with its investments in companies of each GICS sector of the Underlying Index. For more on these risks, see "Risks of Underlying Sectors" in this Prospectus.

High Dividend Yield Style Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Fluctuation of Net Asset Value. The net asset value ("NAV") of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the "NYSE Arca"). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compares with the average annual returns of the Underlying Index and of another benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 866.675.2639.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compares with the average annual returns of the Underlying Index and of another benchmark of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.675.2639
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	6.01%	(June 30, 2014)
Lowest Quarterly Return	-9.54%	(September 30, 2015)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.54%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ALPS International Sector Dividend Dogs ETF | ALPS International Sector Dividend Dogs ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IDOG
Management fees	rr_ManagementFeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.50%
One Year	rr_ExpenseExampleYear01	$ 51
Three Years	rr_ExpenseExampleYear03	160
Five Years	rr_ExpenseExampleYear05	280
Ten Years	rr_ExpenseExampleYear10	$ 628
Annual Return 2014	rr_AnnualReturn2014	(6.00%)
Annual Return 2015	rr_AnnualReturn2015	(6.14%)
Annual Return 2016	rr_AnnualReturn2016	3.97%
1 Year	rr_AverageAnnualReturnYear01	3.97%
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
ALPS International Sector Dividend Dogs ETF | Return After Taxes on Distributions | ALPS International Sector Dividend Dogs ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
ALPS International Sector Dividend Dogs ETF | Return After Taxes on Distributions and Sale of Fund Shares | ALPS International Sector Dividend Dogs ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
ALPS International Sector Dividend Dogs ETF | S-Network® International Sector Dividend Dogs Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.47%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013	[6]
ALPS International Sector Dividend Dogs ETF | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.00%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013	[6]
ALPS Emerging Sector Dividend Dogs ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALPS EMERGING SECTOR DIVIDEND DOGS ETF (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Index (ticker symbol EDOGX) (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended November 30, 2016, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

ALPS Advisors, Inc. (the "Adviser") will seek to match the performance, before fees and expenses, of the Underlying Index. The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. "Dividend Dogs") in the S-Network® Emerging Markets Index, a universe of mainly large capitalization stocks domiciled in emerging markets (the "S-Network Emerging Markets") on a sector-by-sector basis. "Dividend Dogs" refers to the five stocks in each of the ten Global Industry Classification Standard ("GICS") sectors that make up the S-Network Emerging Markets which offer the highest dividend yields. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations.

The Underlying Index generally consists of 50 stocks on each annual reconstitution date, which is the third Friday of December each year. The Underlying Index's stocks must be constituents of the S-Network Emerging Markets universe, which includes stocks whose domicile and primary exchange listings are in countries identified by the World Bank as Upper Middle Income. The Underlying Index may include former Comecon (Council for Mutual Economic Assistance, a former economic organization led by the Soviet Union that comprised Eastern Bloc countries and other socialist states elsewhere in the world) countries classified by the World Bank as High Income, and certain Lower Middle Income countries may also be included. Stocks from countries that do not have stock exchanges or open stock exchange structures (i.e. those that offer transparent price discovery mechanisms, impose no investment restrictions, impose no foreign exchange restrictions, permit unrestricted foreign investment or are subject to regulatory oversight) will be excluded. The World Bank's methodology for identifying Upper Middle Income Countries is based on the country's gross national income (GNI) per capita. The selection criteria for the universe also includes requirements for sector inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors.

The Underlying Index methodology selects the five stocks in each of the ten GICS sectors that make up the S-Network Emerging Markets which offer the highest dividend yields as of the last trading day of November. Dividend yield is computed based on the regular cash dividends paid by the company over the previous twelve month period, divided by the share price. The eligible stocks that are selected for inclusion in the Index's portfolio are equally weighted. If there are less than 5 eligible securities represented in any sector, then the Underlying Index will include only those securities that qualify. The Underlying Index is rebalanced quarterly.

The Underlying Index was developed by S-Network® Global Indexes, Inc. (the "Index Provider"), and its publication began on January 20, 2014. Standard & Poor's serves as calculation agent. Index values are distributed to the public via the Chicago Mercantile Exchange throughout the day, between the hours of 7:00 p.m. and 4:30 p.m. Eastern time the following day, at 15 second intervals under the symbol "EDOGX."

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments; may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have economies based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse new and events.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Index, costs in buying and selling securities, asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies. Tax withholdings imposed by foreign countries may also contribute to differences between the Fund's return and the return of the Index.

Index Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Geographic Concentration Risk. To the extent the Underlying Index and the Fund are significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country.

Underlying Sector Risk. The Fund will be exposed to the additional risks associated with its investments in companies of each GICS sector of the Index. For more on these risks, see "Risks of Underlying Sectors" in this Prospectus.

High Dividend Yield Style Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Fluctuation of Net Asset Value. The net asset value ("NAV") of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the "NYSE Arca"). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compares with the average annual returns of the Underlying Index and of another benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 866.675.2639.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compares with the average annual returns of the Underlying Index and of another benchmark of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.675.2639
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	14.43%	(March 31, 2016)
Lowest Quarterly Return	-12.90%	(September 30, 2015)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.90%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ALPS Emerging Sector Dividend Dogs ETF | ALPS Emerging Sector Dividend Dogs ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EDOG
Management fees	rr_ManagementFeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.60%
One Year	rr_ExpenseExampleYear01	$ 61
Three Years	rr_ExpenseExampleYear03	192
Five Years	rr_ExpenseExampleYear05	335
Ten Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2015	rr_AnnualReturn2015	(16.78%)
Annual Return 2016	rr_AnnualReturn2016	14.80%
1 Year	rr_AverageAnnualReturnYear01	14.80%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014
ALPS Emerging Sector Dividend Dogs ETF | Return After Taxes on Distributions | ALPS Emerging Sector Dividend Dogs ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.24%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014
ALPS Emerging Sector Dividend Dogs ETF | Return After Taxes on Distributions and Sale of Fund Shares | ALPS Emerging Sector Dividend Dogs ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.26%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.81%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014
ALPS Emerging Sector Dividend Dogs ETF | S-Network Emerging Sector Dividend Dogs Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.77%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014	[6]
ALPS Emerging Sector Dividend Dogs ETF | MSCI EM Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.19%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.92%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014	[6]
Barron's 400 ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION BARRON'S 400SM ETF (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the Barron's 400SM Index (ticker symbol B400) (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most fiscal year ended November 30, 2016, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the Underlying Index. The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of high performing equity securities of U.S. companies. The Fund will invest at least 80% of its total assets in the equity securities which comprise the Underlying Index.

The Underlying Index generally consists of 400 stocks. The Underlying Index's stocks are constituents of the MarketGrader U.S Coverage Universe. In compiling the Underlying Index, MarketGrader Capital, LLC (the "Index Provider") selects the 400 stocks from MarketGrader's U.S. Coverage Universe by using a methodology that selects components based on the strength of their fundamentals in growth, value, profitability and cash flow and then screens such potential Underlying Index components for certain criteria regarding concentration, market capitalization and liquidity. The eligible stocks that are selected for inclusion in the Underlying Index's portfolio are equally weighted. The Underlying Index is rebalanced by the Index Provider semiannually, on the third Friday of March and September each year.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities.

Small- and Mid-Capitalization Company Risk. Smaller companies often have a more limited track record, narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund's portfolio.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Index Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Fluctuation of Net Asset Value. The net asset value ("NAV") of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc., (the "NYSE Arca"). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compares with the average annual returns of the Underlying Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpfunds.com or by calling 855.724.0450.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compares with the average annual returns of the Underlying Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855.724.0450
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ending 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	9.33%	(December 31, 2016)
Lowest Quarterly Return	-10.74%	(September 30, 2015)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.74%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Barron's 400 ETF | Barron's 400 ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BFOR
Management fees	rr_ManagementFeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.65%
One Year	rr_ExpenseExampleYear01	$ 66
Three Years	rr_ExpenseExampleYear03	208
Five Years	rr_ExpenseExampleYear05	362
Ten Years	rr_ExpenseExampleYear10	$ 810
Annual Return 2014	rr_AnnualReturn2014	6.28%
Annual Return 2015	rr_AnnualReturn2015	(3.75%)
Annual Return 2016	rr_AnnualReturn2016	17.43%
1 Year	rr_AverageAnnualReturnYear01	17.43%
Since Inception	rr_AverageAnnualReturnSinceInception	10.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 04, 2013
Barron's 400 ETF | Return After Taxes on Distributions | Barron's 400 ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.22%
Since Inception	rr_AverageAnnualReturnSinceInception	10.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 04, 2013
Barron's 400 ETF | Return After Taxes on Distributions and Sale of Fund Shares | Barron's 400 ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.05%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 04, 2013
Barron's 400 ETF | Barron’s 400 IndexSM (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.26%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.44%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 04, 2013	[1]
Workplace Equality Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION WORKPLACE EQUALITY PORTFOLIO (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Workplace Equality Index™ (ticker symbol LGBTEQLT) (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended November 30, 2016, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index is designed to provide a means of tracking the performance of companies which support workplace equality for lesbian, gay, bisexual and transgender ("LGBT") employees. The Underlying Index consists of approximately 200 publicly traded stocks of U.S. and foreign companies which support equality for LGBT employees through their workplace practices, including non-discrimination policies regarding sexual orientation and gender identity and providing full benefits for same-sex spouses, domestic partners and transgender individuals. The Underlying Index is compiled by Denver Investment Advisors LLC ("Denver Investments" or the "Index Provider"). The Index Provider uses publicly available lists and screening sources such as the National Gay & Lesbian Chamber of Commerce® Diversity Inc. Top 50©, Stonewall© or other screening sources, to identify companies with workplace policies that meet the Underlying Index's criteria for equality for LGBT employees as described above (as well as market capitalization and liquidity requirements). The Index Provider also utilizes its own proprietary database for LGBT screening. The criteria are subject to change in response to changes in law.

Stocks must be traded on an exchange and must have a minimum market capitalization of at least $250 million and a minimum average daily trading volume of $2 million in the prior three months to be included in the Underlying Index. The stocks in the Underlying Index are weighted equally as of each rebalance date. The Underlying Index is rebalanced quarterly, on the third Friday of March, June, September and December. The Underlying Index is reconstituted annually on the third Friday of each December.

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index (or depositary receipts based on such securities).

As of December 31, 2016, the Underlying Index was substantially comprised of issuers in the consumer discretionary and financial services sectors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Equity Risk. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic, social, regulatory, business or environmental developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

Strategy Risk. The trend of companies supporting workplace equality for LGBT employees is relatively recent, and there may be a limited number of companies which meet the Underlying Index's criteria. In addition, political trends towards increasing legal equality for LGBT persons could stall or reverse: whether as a result or separately, the number of companies supporting workplace equality for LGBT employees could stop increasing or even decrease.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand and may be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Small- and Medium-Sized Company Risk. Smaller and mid-size companies often have a more limited track record, narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund's portfolio.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Concentration Risk. If the Underlying Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Fluctuation of Net Asset Value. The net asset value ("NAV') of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on the NYSE Arca, Inc. ("NYSE Arca"). ALPS Advisors, Inc. (the "Adviser") cannot predict whether the Shares will trade below, at or above their NAV.

Geographic Concentration Risk. To the extent the Underlying Index and the Fund are significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund's performance.

Index Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compares with the average annual returns of the Underlying Index and of another benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 844.375.8383.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compares with the average annual returns of the Underlying Index and of another benchmark of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844.375.8383
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	6.29%	(September 30, 2016)
Lowest Quarterly Return	-7.06%	(September 30, 2015)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.06%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Workplace Equality Portfolio | Workplace Equality Portfolio Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EQLT
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.75%
One Year	rr_ExpenseExampleYear01	$ 77
Three Years	rr_ExpenseExampleYear03	240
Five Years	rr_ExpenseExampleYear05	417
Ten Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2015	rr_AnnualReturn2015	(2.04%)
Annual Return 2016	rr_AnnualReturn2016	14.88%
1 Year	rr_AverageAnnualReturnYear01	14.88%
Since Inception	rr_AverageAnnualReturnSinceInception	8.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2014
Workplace Equality Portfolio | Return After Taxes on Distributions | Workplace Equality Portfolio Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.48%
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2014
Workplace Equality Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Workplace Equality Portfolio Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.76%
Since Inception	rr_AverageAnnualReturnSinceInception	6.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2014
Workplace Equality Portfolio | Workplace Equality Index™ (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.80%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2014	[1]
Workplace Equality Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2014	[1]
Sprott Gold Miners ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION SPROTT GOLD MINERS ETF (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Sprott Zacks Gold Miners Index (ticker symbol ZAXSGDM) (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended November 30, 2016, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index aims to track the performance of gold and silver mining companies whose stocks are traded on major U.S. exchanges. In addition to common stock or American Depository Receipts ("ADRs") of gold mining companies, the Underlying Index may include common stock or ADRs of silver mining companies. The Underlying Index is compiled by Zacks Index Services (the "Index Provider").

In order to be included in the Underlying Index, gold or silver mining companies must be traded on one or more major U.S. exchanges, have a minimum per share price of $2 and have a minimum market capitalization of at least $1 billion (or if a market capitalization of $400 million to $1 billion, have a minimum average daily price volume of $800,000). If these rules result in fewer than 25 eligible constituents, the remaining gold or silver mining companies will be ranked according to market capitalization and average daily price volume, and the highest ranking companies – i.e., those with the larger and more liquid common stock – will become eligible constituents for the Underlying Index. At least 80% of the Underlying Index (by weight) must consist of gold mining companies while no more than 20% may consist of silver mining companies.

The Underlying Index employs a modified market capitalization weighted methodology such that each constituent comprises no more than 18% of the weight of the Underlying Index as of each rebalance, provided that, as of each rebalance, no more than 45% of the weight of the Underlying Index may consist of constituents comprising greater than 5% of the weight of the Underlying Index. The Underlying Index is reconstituted and rebalanced quarterly after the close of the third Friday of February, May, August and November.

The Fund will normally invest at least 90% of its net assets in securities that comprise the Underlying Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the Underlying Index. The Underlying Index aims to track the performance of gold and silver mining companies whose stocks are traded on major U.S. exchanges. In addition to common stock or American Depository Receipts ("ADRs") of gold mining companies, the Underlying Index may include common stock or ADRs of silver mining companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Equity Risk. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities.

Gold and Silver Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund's returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Relationship to Gold and Silver Risk. The Underlying Index measures the performance of equity securities of companies engaged in gold and silver mining and related services in the precious metals sector. The Underlying Index does not measure the performance of direct investment in gold and silver and, therefore, may not move in the same direction and to the same extent as the spot prices of gold and silver.

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Underlying Index, may negatively affect the Fund's ability to replicate the performance of the Underlying Index.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events.

Concentration Risk. The Fund seeks to track the Underlying Index, which itself is currently concentrated in the gold and silver mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have a more limited track record, narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund's portfolio.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when ALPS Advisors, Inc. (the "Adviser") believes it is desirable to do so.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The net asset value ("NAV") of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc. (the "NYSE Arca"). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Geographic Concentration Risk. To the extent the Underlying Index and the Fund are significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country.

Index Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compares with the average annual returns of the Underlying Index and of another benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 855.215.1425.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compares with the average annual returns of the Underlying Index and of another benchmark of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855.215.1425
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	46.23%	(March 31, 2016)
Lowest Quarterly Return	-22.03%	(December 31, 2016)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	46.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.03%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Sprott Gold Miners ETF | Sprott Gold Miners ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGDM
Management fees	rr_ManagementFeesOverAssets	0.57%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.57%
One Year	rr_ExpenseExampleYear01	$ 58
Three Years	rr_ExpenseExampleYear03	183
Five Years	rr_ExpenseExampleYear05	318
Ten Years	rr_ExpenseExampleYear10	$ 713
Annual Return 2015	rr_AnnualReturn2015	(26.41%)
Annual Return 2016	rr_AnnualReturn2016	47.67%
1 Year	rr_AverageAnnualReturnYear01	47.67%
Since Inception	rr_AverageAnnualReturnSinceInception	(10.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2014
Sprott Gold Miners ETF | Return After Taxes on Distributions | Sprott Gold Miners ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	47.71%
Since Inception	rr_AverageAnnualReturnSinceInception	(10.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2014
Sprott Gold Miners ETF | Return After Taxes on Distributions and Sale of Fund Shares | Sprott Gold Miners ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.04%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2014
Sprott Gold Miners ETF | Sprott Zacks Gold Miners Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	48.82%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(9.65%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2014	[1]
Sprott Gold Miners ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.43%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2014	[1]
Sprott Junior Gold Miners ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION SPROTT JUNIOR GOLD MINERS ETF (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Sprott Zacks Junior Gold Miners Index (ticker symbol ZAXSGDJ) (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended November 30, 2016, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index aims to track the performance of "junior" gold and junior silver mining companies whose stocks are traded on major U.S. or Canadian exchanges. Junior companies include early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce gold or silver. In addition to common stock or American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs") of junior gold mining companies, the Underlying Index may include common stock or ADRs of junior silver mining companies. The Underlying Index is compiled by Zacks Index Services (the "Index Provider").

In order to be included in the Underlying Index, the equity securities of junior gold or junior silver mining companies must be traded on one or more major U.S. or Canadian exchanges, have a minimum market capitalization of at least $250 million and a maximum market capitalization of $2 billion, and have a 3-month minimum average daily price volume of $500,000. A company is classified as either a gold or silver mining company if it earns over 50% of its revenue from the mining of the applicable metal. If these rules result in fewer than 30 eligible constituents, the $250 million minimum market capitalization will be lowered in increments of $50 million and the $500,000 3-month minimum average daily price volume will be relaxed until the Underlying Index has at least 30 companies that satisfy the selection criteria. If a constituent is listed on more than one stock exchange, the more liquid constituent will be selected. At least 80% of the Underlying Index (by weight) must consist of junior gold mining companies while no more than 20% may consist of junior silver mining companies.

The Underlying Index employs a modified market capitalization weighted methodology such that each constituent comprises no more than 9% of the weight of the Underlying Index as of each rebalance, provided that, as of each rebalance, no more than 45% of the weight of the Underlying Index may consist of constituents comprising greater than 5% of the weight of the Underlying Index. The Underlying Index is reconstituted and rebalanced semi-annually after the close of the third Friday of May and November.

The Fund will invest at least 90% of its net assets in securities that comprise the Underlying Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Equity Risk. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities.

Gold and Silver Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund's returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations. In addition, to the extent the Underlying Index consists of early stage mining companies that are in the exploration stage, the Fund may be more speculative than other investments.

Relationship to Gold and Silver Risk. The Underlying Index measures the performance of equity securities of companies engaged in gold and silver mining and related services in the precious metals sector. The Underlying Index does not measure the performance of direct investment in gold and silver and, therefore, may not move in the same direction and to the same extent as the spot prices of gold and silver.

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund's portfolio.

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Underlying Index, may negatively affect the Fund's ability to replicate the performance of the Underlying Index.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Concentration Risk. The Fund seeks to track the Underlying Index, which itself is currently concentrated in the gold and silver mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when ALPS Advisors, Inc. (the "Adviser") believes it is desirable to do so.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The net asset value ("NAV") of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on the NYSE Arca, Inc. (the "NYSE Arca"). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Geographic Concentration Risk. To the extent the Underlying Index and the Fund are significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country.

Index Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compares with the average annual returns of the Underlying Index and of another benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 855.215.1425.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a certain time period compares with the average annual returns of the Underlying Index and of another benchmark of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855.215.1425
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	48.94%	(March 31, 2016)
Lowest Quarterly Return	-21.59%	(December 31, 2016)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	48.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Sprott Junior Gold Miners ETF | Sprott Junior Gold Miners ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGDJ
Management fees	rr_ManagementFeesOverAssets	0.57%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.57%
One Year	rr_ExpenseExampleYear01	$ 58
Three Years	rr_ExpenseExampleYear03	183
Five Years	rr_ExpenseExampleYear05	318
Ten Years	rr_ExpenseExampleYear10	$ 713
Annual Return 2016	rr_AnnualReturn2016	66.73%
1 Year	rr_AverageAnnualReturnYear01	66.73%
Since Inception	rr_AverageAnnualReturnSinceInception	18.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Sprott Junior Gold Miners ETF | Return After Taxes on Distributions | Sprott Junior Gold Miners ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	65.60%
Since Inception	rr_AverageAnnualReturnSinceInception	17.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Sprott Junior Gold Miners ETF | Return After Taxes on Distributions and Sale of Fund Shares | Sprott Junior Gold Miners ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.87%
Since Inception	rr_AverageAnnualReturnSinceInception	13.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Sprott Junior Gold Miners ETF | Sprott Zacks Junior Gold Miners Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	68.79%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	19.76%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015	[1]
Sprott Junior Gold Miners ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.37%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015	[1]
ALPS Medical Breakthroughs ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALPS MEDICAL BREAKTHROUGHS ETF (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Poliwogg Medical Breakthroughs IndexSM (ticker symbol PMBI) (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended November 30, 2016, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index is comprised of small- and mid-cap stocks of biotechnology and pharmaceutical companies that have one or more drugs in either Phase II or Phase III U.S. Food and Drug Administration ("FDA") clinical trials. In a Phase II trial, the drug is administered to a group of 100-300 people to see if it is effective and to evaluate its safety. In a Phase III trial, the drug is given to a larger group, between 500-3,000 people, to confirm its effectiveness, monitor side effects, compare it to commonly used treatments and collect information that will allow the drug or treatment to be used safely.

Stocks selected for inclusion in the Underlying Index must be listed on a U.S. stock exchange. Underlying Index constituents must have a market capitalization of no less than $200 million and no more than $5 billion. Stocks included in the Underlying Index must also sustain an average daily trading volume in excess of $1 million for the 90-day period preceding an Underlying Index reconstitution. Constituents must be able to sustain the monthly rates at which they use shareholder capital ("cash burn rates") for at least 24 months. As of December 31, 2016, the Underlying Index had 83 constituents. The Underlying Index is reconstituted semi-annually on the third Fridays of June and December. The stocks in the Underlying Index are reviewed and rebalanced on the third Friday of the last month of each calendar quarter. The Underlying Index uses a modified capitalization weighting methodology, meaning components are weighted according to the total market value of their outstanding shares, which is not adjusted for the number of shares available for trading ("float"). The index weight of the largest stock is capped at 4.5%, and the excess weight is redistributed proportionately over the remainder of the Underlying Index. Share weights are based on prices as of the close of trading on the Thursday prior to the second Friday of the rebalancing month. In addition to the scheduled quarterly reviews, the Underlying Index is reviewed on an ongoing basis.

The Fund will normally invest at least 80% of its net assets in securities that comprise the Underlying Index (or depositary receipts based on such securities).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the Underlying Index. The Underlying Index is comprised of small- and mid-cap stocks of biotechnology and pharmaceutical companies that have one or more drugs in either Phase II or Phase III U.S. Food and Drug Administration ("FDA") clinical trials.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Equity Risk. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities.

Concentration Risk. The Fund seeks to track the Underlying Index, which itself currently is concentrated in the pharmaceuticals and biotechnology industries and may have concentration in certain other industries or sectors, as well as regions, economies or markets. Underperformance or increased risk in such other concentrated areas may result in underperformance or increased risk in the Fund.

Pharmaceuticals Industry Risk. Companies in the pharmaceuticals industry are subject to various risks, including dependence on a relatively limited number of products, product obsolescence, difficulties in obtaining necessary government approvals, loss or impairment of patents and intellectual property rights, extensive litigation based on product liability and similar claims, and changes to government regulations.

Biotechnology Industry Risk. Biotechnology companies are subject to various risks, including the loss or impairment of patents or intellectual property rights and significant costs associated with developing or procuring new drugs, products or technologies. Biotechnology companies may also experience difficulties obtaining financing and government approvals, sudden and dramatic changes in their stock price, and adverse effects resulting from government regulation. A biotechnology company's valuation can also be greatly affected if one of its products proves unsafe, ineffective or unprofitable.

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have a more limited track record, narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund's portfolio.

Foreign Investment Risk. Foreign securities may involve risks of loss resulting from less liquidity generally, greater market volatility than U.S. securities and less public or complete financial information than is required for U.S. issuers. The imposition of exchange controls (including repatriation restrictions), foreign taxes, trade restrictions (including tariffs), sanctions, expropriations, confiscations or other government restrictions by the United States or other governments, as well as problems in registration, settlement or custody, may also result in losses. In addition, adverse political, economic, social, regulatory, business or environmental developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Underlying Index, may negatively affect the Fund's ability to replicate the performance of the Underlying Index.

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Fund's investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in the securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The net asset value ("NAV") of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on the NYSE Arca, Inc. ("NYSE Arca"). ALPS Advisors, Inc. (the "Adviser") cannot predict whether the Shares will trade below, at or above their NAV.

Index Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in the securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Underlying Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 844.234.5852.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Underlying Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844.234.5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	20.46%	(March 31, 2015)
Lowest Quarterly Return	-30.81%	(March 31, 2016)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.81%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ALPS Medical Breakthroughs ETF | ALPS Medical Breakthroughs ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBIO
Management fees	rr_ManagementFeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.50%
One Year	rr_ExpenseExampleYear01	$ 51
Three Years	rr_ExpenseExampleYear03	160
Five Years	rr_ExpenseExampleYear05	280
Ten Years	rr_ExpenseExampleYear10	$ 628
Annual Return 2015	rr_AnnualReturn2015	28.09%
Annual Return 2016	rr_AnnualReturn2016	(27.66%)
1 Year	rr_AverageAnnualReturnYear01	(27.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
ALPS Medical Breakthroughs ETF | Return After Taxes on Distributions | ALPS Medical Breakthroughs ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(27.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
ALPS Medical Breakthroughs ETF | Return After Taxes on Distributions and Sale of Fund Shares | ALPS Medical Breakthroughs ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
ALPS Medical Breakthroughs ETF | Poliwogg Medical Breakthroughs IndexSM (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(27.36%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.01%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014	[1]
ALPS Medical Breakthroughs ETF | NASDAQ Biotechnology Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(21.35%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.34%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014	[1]
RiverFront Dynamic Unconstrained Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION RIVERFRONT DYNAMIC UNCONSTRAINED INCOME ETF (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, with an emphasis on income as the source of that total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund's performance. During the fiscal period June 14, 2016 (commencement of operations) to November 30, 2016, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations. The Fund allocates its investments based upon the analysis of RiverFront Investment Group, LLC ("RiverFront", or the "Sub-Adviser") of the pertinent economic and market conditions, as well as yield, maturity, credit and currency considerations.

The Fund's portfolio is constructed by RiverFront through a two-step process. The first step involves setting the strategic allocation among a broad array of fixed income asset classes, with the objective being to construct an allocation that is designed to balance the probability of upside returns with downside risks, assuming a five-year time horizon.

The second step involves RiverFront tactically adjusting these allocations as market conditions warrant and determining security selection within the asset classes in order to seek to maximize potential returns. The Fund's allocation across long-term, medium-term and short-term investment grade securities, long-term and short-term high yield securities, and emerging market debt is adjusted at least annually, but may be adjusted more frequently if, in the sole discretion of RiverFront, market conditions warrant. RiverFront's allocation decisions will be based on a quantitative methodology, the inputs for which reflect RiverFront's qualitative judgements about market conditions. This methodology models historical returns as a function of initial valuation conditions and creates estimates of potential returns and downside risks consistent with historical market behavior. The estimates produced by this methodology are then incorporated into a proprietary Mean Reversion Optimization (MRO) process to determine the weighting for each of the relevant fixed income asset classes.

The Fund may purchase fixed income securities issued by U.S. or foreign corporations or financial institutions, including debt securities of all types and maturities, convertible securities and preferred stocks. The Fund also may purchase securities issued or guaranteed by the U.S. Government or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("government entities") or issued or guaranteed by international organizations designated or supported by multiple government entities to promote economic reconstruction or development ("supranational entities"). The Fund may invest in mortgage-backed securities ("MBS") issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration ("Ginnie Mae"), the Federal Housing Administration ("FHA"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). The Fund may invest up to 20% of its total assets in MBS (which may include commercial MBS ("CMBS") or asset-backed securities ("ABS") issued or guaranteed by private entities. The MBS in which the Fund may invest may also include collateralized mortgage obligations ("CMOs"). The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis. The Fund may also invest in other exchange-traded funds ("ETFs") and/or closed-end funds which invest in fixed income securities.

The Fund has not established any credit rating criteria for the fixed income securities in which it may invest, and it may invest entirely in high yield securities ("junk bonds"). Junk bonds are debt securities that are rated below investment grade by nationally recognized statistical rating organizations ("NRSROs"), or are unrated securities that the Sub-Adviser believes are of comparable quality. The Sub-Adviser considers the credit ratings assigned by NRSROs as one of several factors in its independent credit analysis of issuers.

The Fund may invest without limitation in U.S. dollar-denominated securities of foreign issuers in developed markets. The Fund may invest up to 50% of its assets in securities denominated in foreign currencies and up to 50% of its assets in securities of issuers located in emerging markets. In certain circumstances, the Sub-Adviser may attempt to offset a portion or all of the foreign currency exposure in these securities by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date ("forward contracts"). The Fund may elect to enter into swap contracts that effectively bundle the purchase of foreign bonds and the hedging of foreign currency into a single transaction.

The average maturity or duration of the Fund's portfolio of fixed income securities will vary based on the Sub-Adviser's assessment of economic and market conditions, as well as current and anticipated changes in interest rates; however, the Sub-Adviser intends to manage the Fund's portfolio so that it has an average duration of between two and ten years, under normal circumstances. Duration measures the price sensitivity of a security to interest rate changes. The longer the duration, the more sensitive the Fund's portfolio will be to a change in interest rates. A 1% change in interest rates is typically estimated to change the price of a fixed income security by 1% for each year of the security's duration. For example, if a fixed income security has a duration of three years, a 1% rise in interest rates would typically be expected to reduce the price of the security by approximately 3%. Similar estimates would typically apply to a portfolio of fixed income securities, such as the Fund's, based on the portfolio's average duration. As the value of a security changes over time, so will its duration, which in turn will affect the Fund's duration.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. See also the sections "Additional Information about the Fund's Principal Investment Risks" and "Additional Risk Considerations" for additional information about the Fund's risk factors.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund's income and Share price.

Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates in the United States are near historic lows, which may increase the Fund's exposure to risks associated with rising rates. Rising interest rates may also lead to decreased liquidity in the bond markets, making it more difficult for the Fund to value or sell its bond investments at any given time.

Junk Bond Risk. The Fund may invest in junk bonds that are considered speculative. Junk bonds are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Call Risk/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund's income.

Income Risk. Income risk is the risk that falling interest rates will cause the Fund's income to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Such securities may become illiquid under adverse market or economic conditions and/or due to specific adverse changes in the condition of a particular issuer. If the Fund invests in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Mortgage- and Asset-Backed Securities Risk. Unlike other debt securities, the principal on MBS and ABS may normally be prepaid at any time, which subjects MBS and ABS to "prepayment risk" (i.e., when interest rates fall, issuers may pay off principal more quickly than anticipated, which may cause the Fund to reinvest proceeds in securities with lower yields) and "extension risk" (i.e., when interests rate rise, issuers may pay off principal more slowly than anticipated, which may reduce the value of these securities). MBS are also subject to the risks of default on the underlying mortgages and reduced investor demand for mortgage loans and mortgage-related securities. ABS may be subject to additional risks, including the risks that there may be no collateral to seize if the underlying borrower defaults or that, in certain states, it may be difficult to perfect the liens securing the collateral backing the ABS.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks of loss that are not typically associated with investing in securities of U.S. issuers, including, among others, loss resulting from less liquidity generally, greater market volatility than U.S. securities and less public or complete financial information than is required for U.S. issuers. In addition, adverse political, economic, social, regulatory, business or environmental developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

Emerging Markets Risk. The Fund may invest in securities and instruments that are economically tied to emerging market countries. Emerging markets countries may have relatively unstable governments; may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have economies based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events.

Foreign Currency Risk. The value of the Fund's investments denominated in foreign currencies may fluctuate relative to the value of the U.S. dollar. The Sub-Adviser does not intend, under normal circumstances, to attempt to hedge against currency risk. The Sub-Adviser may, in certain circumstances, attempt to reduce this risk by entering into foreign currency forward contracts, but its attempts may not be successful. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken.

Risk of Investment in Other Investment Companies. The market value of the shares of other investment companies may be less than their net asset values ("NAVs"). As an investor in investment companies, the Fund would bear its ratable share of that entity's expenses, while continuing to pay its own advisory and administration fees and other expenses, causing Fund shareholders to absorb duplicate levels of fees with respect to investments in other investment companies.

Convertible Securities Risk. The Fund's investments in convertible securities subject the Fund to the risks associated with both fixed income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub-Adviser's decisions relating to the Fund's duration will also affect the Fund's yield, and in unusual circumstances will affect its share price. To the extent that the Sub-Adviser anticipates interest rates imprecisely, the Fund's yield at times could lag those of other similarly managed funds.

Asset Allocation Program Risk. The Sub-Adviser specializes in managing asset allocation portfolios, which invest in various investment vehicles, including the Funds and other ETFs, to obtain targeted amounts of exposure to different asset classes. The Fund was developed to serve as, and will serve as, an investment vehicle for such asset allocation portfolios. As the manager of the Fund and the portfolios, the Sub-Adviser is likely to encounter conflicts of interest. For example, the Sub-Adviser may need to reduce its asset allocation portfolios' exposure to an asset class to which the portfolios obtain exposure by investing in the Fund. Under such circumstances, the Sub-Adviser would liquidate some or all of the portfolios' investments in the Fund, which could adversely affect the Fund.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the "NYSE Arca"). The Sub-Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Risk of Cash Transactions. Unlike many ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF, which may avoid realizing capital gains by making only in-kind redemptions. Moreover, cash transactions may entail higher transaction costs than in-kind transactions, which costs may be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.

Swaps Risk. The Fund expects to use cleared and over-the-counter ("OTC") swap agreements, which involve liquidity, interest rate, investment, credit/default and management risks, as well as the potential for mispricing or valuation complexity. The Fund's use of swap agreements may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. OTC swap agreements are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Quantitative Methodology Risk. The Sub-Adviser uses certain quantitative methodologies to help assess the criteria of issuers to be included in the Fund's portfolio, including information that may be based on assumptions and estimates. Neither the Fund, the Adviser nor the Sub-Adviser can offer assurances that the quantitative methodology will provide an accurate assessment of included issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance information, when available, will be available online at www.alpsfunds.com or by calling 866.759.5679.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
RiverFront Dynamic Unconstrained Income ETF | RiverFront Dynamic Unconstrained Income ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFUN
Management fees	rr_ManagementFeesOverAssets	0.51%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.53%
One Year	rr_ExpenseExampleYear01	$ 54
Three Years	rr_ExpenseExampleYear03	170
Five Years	rr_ExpenseExampleYear05	296
Ten Years	rr_ExpenseExampleYear10	$ 665
RiverFront Dynamic Core Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION RIVERFRONT DYNAMIC CORE INCOME ETF (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, with an emphasis on income as the source of that total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund's performance. During the fiscal period June 14, 2016 (commencement of operations) to November 30, 2016, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations. The Fund allocates its investments based upon the analysis of RiverFront Investment Group, LLC ("RiverFront", or the "Sub-Adviser") of the pertinent economic and market conditions, as well as yield, maturity, credit and currency considerations.

The Fund's portfolio is constructed by RiverFront through a two-step process. The first step involves setting the strategic allocation among a broad array of fixed income asset classes, with the objective being to construct an allocation that is designed to balance the probability of upside returns with downside risks, assuming a five-year time horizon.

The second step involves RiverFront tactically adjusting these allocations as market conditions warrant and determining security selection within the asset classes in order to seek to maximize potential returns. The Fund's allocation across long-term, medium-term and short-term investment grade securities, long-term and short-term high yield securities and emerging market debt is adjusted at least annually, but may be adjusted more frequently if, in the sole discretion of RiverFront, market conditions warrant. RiverFront's allocation decisions will be based on a quantitative methodology, the inputs for which reflect RiverFront's qualitative judgements about market conditions. This methodology models historical returns as a function of initial valuation conditions and creates estimates of potential returns and downside risks consistent with historical market behavior. The estimates produced by this methodology are then incorporated into a proprietary Mean Reversion Optimization (MRO) process to determine the weighting for each of the relevant fixed income asset classes.

The Fund may purchase fixed income securities issued by U.S. or foreign corporations or financial institutions, including debt securities of all types and maturities, convertible securities and preferred stocks. The Fund also may purchase securities issued or guaranteed by the U.S. Government or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("government entities") or issued or guaranteed by international organizations designated or supported by multiple government entities to promote economic reconstruction or development ("supranational entities"). The Fund may invest in mortgage-backed securities ("MBS") issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration ("Ginnie Mae"), the Federal Housing Administration ("FHA"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). The Fund may invest up to 20% of its total assets in MBS (which may include commercial MBS ("CMBS")) or asset-backed securities ("ABS") issued or guaranteed by private entities. The MBS in which the Fund may invest may also include collateralized mortgage obligations ("CMOs"). The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis. The Fund may also invest in other exchange-traded funds ("ETFs") and/or closed-end funds which invest in fixed income securities.

The Fund has established a credit rating criteria for the fixed income securities in which it may invest, and it may invest up to 15% in high yield securities ("junk bonds"). Junk bonds are debt securities that are rated below investment grade by nationally recognized statistical rating organizations ("NRSROs"), or are unrated securities that the Sub-Adviser believes are of comparable quality. The Sub-Adviser considers the credit ratings assigned by NRSROs as one of several factors in its independent credit analysis of issuers.

The Fund may invest without limitation in U.S. dollar-denominated securities of foreign issuers in developed markets. The Fund may invest up to 10% of its assets in securities denominated in foreign currencies and up to 10% of its assets in securities of issuers located in emerging markets. In certain circumstances, the Sub-Adviser may attempt to offset a portion or all of the foreign currency exposure in these securities by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date ("forward contracts"). The Fund may elect to enter into swap contracts that effectively bundle the purchase of foreign bonds and the hedging of foreign currency into a single transaction.

The average maturity or duration of the Fund's portfolio of fixed income securities will vary based on the Sub-Adviser's assessment of economic and market conditions, as well as current and anticipated changes in interest rates; however, the Sub-Adviser intends to manage the Fund's portfolio so that it has an average duration of between two and eight years, under normal circumstances. Duration measures the price sensitivity of a security to interest rate changes. The longer the duration, the more sensitive the Fund's portfolio will be to a change in interest rates. A 1% change in interest rates is typically estimated to change the price of a fixed income security by 1% for each year of the security's duration. For example, if a fixed income security has a duration of three years, a 1% rise in interest rates would typically be expected to reduce the price of the security by approximately 3%. Similar estimates would typically apply to a portfolio of fixed income securities, such as the Fund's, based on the portfolio's average duration. As the value of a security changes over time, so will its duration, which in turn will affect the Fund's duration.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. See also the sections "Additional Information about the Fund's Principal Investment Risks" and "Additional Risk Considerations" for additional information about the Fund's risk factors.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund's income and Share price.

Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates in the United States are near historic lows, which may increase the Fund's exposure to risks associated with rising rates. Rising interest rates may also lead to decreased liquidity in the bond markets, making it more difficult for the Fund to value or sell its bond investments at any given time.

Junk Bond Risk. The Fund may invest in junk bonds that are considered speculative. Junk bonds are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Call Risk/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund's income.

Income Risk. Income risk is the risk that falling interest rates will cause the Fund's income to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Such securities may become illiquid under adverse market or economic conditions and/or due to specific adverse changes in the condition of a particular issuer. If the Fund invests in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Mortgage- and Asset-Backed Securities Risk. Unlike other debt securities, the principal on MBS and ABS may normally be prepaid at any time, which subjects MBS and ABS to "prepayment risk" (i.e., when interest rates fall, issuers may pay off principal more quickly than anticipated, which may cause the Fund to reinvest proceeds in securities with lower yields) and "extension risk" (i.e., when interests rate rise, issuers may pay off principal more slowly than anticipated, which may reduce the value of these securities). MBS are also subject to the risks of default on the underlying mortgages and reduced investor demand for mortgage loans and mortgage-related securities. ABS may be subject to additional risks, including the risks that there may be no collateral to seize if the underlying borrower defaults or that, in certain states, it may be difficult to perfect the liens securing the collateral backing the ABS.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks of loss that are not typically associated with investing in securities of U.S. issuers, including, among others, loss resulting from less liquidity generally, greater market volatility than U.S. securities and less public or complete financial information than is required for U.S. issuers. In addition, adverse political, economic, social, regulatory, business or environmental developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

Emerging Markets Risk. The Fund may invest in securities and instruments that are economically tied to emerging market countries. Emerging markets countries may have relatively unstable governments; may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have economies based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events.

Foreign Currency Risk. The value of the Fund's investments denominated in foreign currencies may fluctuate relative to the value of the U.S. dollar. The Sub-Adviser does not intend, under normal circumstances, to attempt to hedge against currency risk. The Sub-Adviser may, in certain circumstances, attempt to reduce this risk by entering into foreign currency forward contracts, but its attempts may not be successful. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken.

Risk of Investment in Other Investment Companies. The market value of the shares of other investment companies may be less than their net asset values ("NAVs"). As an investor in investment companies, the Fund would bear its ratable share of that entity's expenses, while continuing to pay its own advisory and administration fees and other expenses, causing Fund shareholders to absorb duplicate levels of fees with respect to investments in other investment companies.

Convertible Securities Risk. The Fund's investments in convertible securities subject the Fund to the risks associated with both fixed income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub-Adviser's decisions relating to the Fund's duration will also affect the Fund's yield, and in unusual circumstances will affect its share price. To the extent that the Sub-Adviser anticipates interest rates imprecisely, the Fund's yield at times could lag those of other similarly managed funds.

Asset Allocation Program Risk. The Sub-Adviser specializes in managing asset allocation portfolios, which invest in various investment vehicles, including the Funds and other ETFs, to obtain targeted amounts of exposure to different asset classes. The Fund was developed to serve as, and will serve as, an investment vehicle for such asset allocation portfolios. As the manager of the Fund and the portfolios, the Sub-Adviser is likely to encounter conflicts of interest. For example, the Sub-Adviser may need to reduce its asset allocation portfolios' exposure to an asset class to which the portfolios obtain exposure by investing in the Fund. Under such circumstances, the Sub-Adviser would liquidate some or all of the portfolios' investments in the Fund, which could adversely affect the Fund.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the "NYSE Arca"). The Sub-Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Risk of Cash Transactions. Unlike many ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF, which may avoid realizing capital gains by making only in-kind redemptions. Moreover, cash transactions may entail higher transaction costs than in-kind transactions, which costs may be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.

Swaps Risk. The Fund expects to use cleared and over-the-counter ("OTC") swap agreements, which involve liquidity, interest rate, investment, credit/default and management risks, as well as the potential for mispricing or valuation complexity. The Fund's use of swap agreements may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. OTC swap agreements are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Quantitative Methodology Risk. The Sub-Adviser uses certain quantitative methodologies to help assess the criteria of issuers to be included in the Fund's portfolio, including information that may be based on assumptions and estimates. Neither the Fund, the Adviser nor the Sub-Adviser can offer assurances that the quantitative methodology will provide an accurate assessment of included issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance information, when available, will be available online at www.alpsfunds.com or by calling 866.759.5679.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
RiverFront Dynamic Core Income ETF | RiverFront Dynamic Core Income ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFCI
Management fees	rr_ManagementFeesOverAssets	0.51%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.52%
One Year	rr_ExpenseExampleYear01	$ 53
Three Years	rr_ExpenseExampleYear03	167
Five Years	rr_ExpenseExampleYear05	291
Ten Years	rr_ExpenseExampleYear10	$ 652
RiverFront Dynamic US Dividend Advantage ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION RIVERFRONT DYNAMIC US DIVIDEND ADVANTAGE ETF (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund's performance. During the fiscal period June 7, 2016 (commencement of operations) to November 30, 2016, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 65% of its net assets in a portfolio of equity securities of publicly traded U.S. companies with the potential for dividend growth. Equity securities include common stocks and common or preferred shares of real estate investment trusts ("REITs").

In selecting the Fund's portfolio securities, RiverFront Investment Group, LLC, the Fund's sub-adviser ("RiverFront" or the "Sub-Adviser"), assembles a portfolio of eligible securities based on several core attributes, including, but not limited to, value, quality and momentum. The Sub-Adviser will consider multiple proprietary factors within each core attribute, such as the price-to-book value of a security when determining value, a company's cash as a percentage of the company's market capitalization when determining quality and a security's three month relative price change when determining momentum. Additionally, within a given sector, security selection will emphasize companies offering a meaningful dividend yield premium over alternative investments within that sector. This dividend yield emphasis is subject to quality screens intended to limit exposure to companies whose financial characteristics suggest the potential for dividend cuts. The Sub-Adviser then assigns each qualifying security a score based on its core attributes, including its dividend growth score, and selects the individual securities with the highest scores for investment. In doing so, the Sub-Adviser utilizes its proprietary optimization process to maximize the percentage of high-scoring securities included in the portfolio. The Sub-Adviser will also consider the market capitalization of the companies in which the Fund may invest, the potential for dividend income, and the trading volume of a company's shares in the secondary market.

The Fund may invest in small-, mid- and large-capitalization companies. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of U.S. issuers. The Fund considers a "U.S. issuer" to be one (i) domiciled or with a principal place of business or primary securities trading market in the United States, or (ii) that derives more than 50% of its total revenues or profits from the United States. The Fund may invest significantly in companies involved in the financial services sector.

The Fund may also invest in other exchange-traded funds ("ETFs") and/or closed-end funds which invest in equity securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. See also the sections "Additional Information about the Fund's Principal Investment Risks" and "Additional Risk Considerations" for additional information about the Fund's risk factors.

Equity Risk. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have a more limited track record, narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund's portfolio.

Dividend-Paying Stock Risk. The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend. An issuer of a security may also be unable or unwilling to make dividend payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

Financial Services Sector Risk. The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Risk of Investment in Other Investment Companies. The market value of the shares of other investment companies may be less than their net asset values ("NAVs"). As an investor in investment companies, the Fund would bear its ratable share of that entity's expenses, while continuing to pay its own advisory and administration fees and other expenses, causing Fund shareholders to absorb duplicate levels of fees with respect to investments in other investment companies.

Real Estate Investment Risk. The Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds (including changes in interest rates), the impact of changes in environmental laws, overbuilding in a real estate company's market, and environmental problems.

REIT Investment Risk. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, management risk, non-diversification risk, financing risk, self-liquidation risk, mortgage financing and interest rate risks, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs are also subject to unique federal tax requirements.

Market Risk. Market conditions may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Asset Allocation Program Risk. The Sub-Adviser specializes in managing asset allocation portfolios, which invest in various investment vehicles, including the Funds and other ETFs, to obtain targeted amounts of exposure to different asset classes. As the manager of the Funds and the portfolios, the Sub-Adviser is likely to encounter conflicts of interest. For example, the Sub-Adviser may need to reduce its asset allocation portfolios' exposure to an asset class to which the portfolios obtain exposure by investing in the Fund. Under such circumstances, the Sub-Adviser would liquidate some or all of the portfolios' investments in the Fund, which could adversely affect the Fund.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the "NYSE Arca"). The Sub-Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Growth Investment Risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

Liquidity Risk. The Fund may invest in equity securities that may have limited liquidity despite being listed on a securities exchange. Equity securities that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments.

Momentum Investing Risk. The Fund may employ in part a momentum style methodology that emphasizes selecting securities that have had higher recent price performance compared to other securities. The Fund may be subject to more risk because securities in which the Fund invests based on momentum may be more volatile than a broad cross-section of securities or the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market.

New Fund Risk. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

Value Investing Risk. Value securities may present risks in addition to the general risks associated with investing in securities. These securities are selected on the basis of an issuer's business and economic fundamentals or a security's current credit profile, relative to current market practice.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance information, when available, will be available online at www.alpsfunds.com or by calling 866.759.5679.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
RiverFront Dynamic US Dividend Advantage ETF | RiverFront Dynamic US Dividend Advantage ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFDA
Management fees	rr_ManagementFeesOverAssets	0.52%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.52%
One Year	rr_ExpenseExampleYear01	$ 53
Three Years	rr_ExpenseExampleYear03	167
Five Years	rr_ExpenseExampleYear05	291
Ten Years	rr_ExpenseExampleYear10	$ 652
RiverFront Dynamic US Flex-Cap ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION RIVERFRONT DYNAMIC US FLEX-CAP ETF (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund's performance. During the fiscal period June 7, 2016 (commencement of operations) to November 30, 2016, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 65% of its net assets in a portfolio of equity securities of publicly traded U.S. companies. Equity securities include common stocks and common or preferred shares of real estate investment trusts ("REITs").

In selecting the Fund's portfolio securities, RiverFront Investment Group, LLC, the Fund's sub-adviser ("RiverFront" or the "Sub-Adviser"), assembles a portfolio of eligible securities based on several core attributes, including, but not limited to, value, quality and momentum. The Sub-Adviser will consider multiple proprietary factors within each core attribute, such as the price-to-book value of a security when determining value, a company's cash as a percentage of the company's market capitalization when determining quality and a security's three month relative price change when determining momentum. The Sub-Adviser then assigns each qualifying security a score based on its core attributes and selects the individual securities with the highest scores for investment. In doing so, the Sub-Adviser utilizes its proprietary optimization process to maximize the percentage of high-scoring securities included in the portfolio. The Sub-Adviser will also consider the market capitalization of the companies in which the Fund may invest, and the trading volume of a company's shares in the secondary market.

The Fund may invest in small-, mid- and large-capitalization companies. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of U.S. issuers. The Fund considers a "U.S. issuer" to be one (i) domiciled or with a principal place of business or primary securities trading market in the United States, or (ii) that derives more than 50% of its total revenues or profits from the United States. The Fund may invest substantially in companies in the financial services sector.

The Fund may also invest in other exchange-traded funds ("ETFs") and/or closed-end funds which invest in equity securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. See also the sections "Additional Information about the Fund's Principal Investment Risks" and "Additional Risk Considerations" for additional information about the Fund's risk factors.

Equity Risk. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Financial Services Sector Risk. The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Risk of Investment in Other Investment Companies. The market value of the shares of other investment companies may be less than their net asset values ("NAVs"). As an investor in investment companies, the Fund would bear its ratable share of that entity's expenses, while continuing to pay its own advisory and administration fees and other expenses, causing Fund shareholders to absorb duplicate levels of fees with respect to investments in other investment companies.

Real Estate Investment Risk. The Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds (including changes in interest rates), the impact of changes in environmental laws, overbuilding in a real estate company's market, and environmental problems.

REIT Investment Risk. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, management risk, non-diversification risk, financing risk, cash flow dependency risk, default risk, self-liquidation risk, mortgage financing and interest rate risks, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs are also subject to unique federal tax requirements.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have a more limited track record, narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund's portfolio.

Market Risk. Market conditions may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Asset Allocation Program Risk. The Sub-Adviser specializes in managing asset allocation portfolios, which invest in various investment vehicles, including the Funds and other ETFs, to obtain targeted amounts of exposure to different asset classes. As the manager of the Fund and the portfolios, the Sub-Adviser is likely to encounter conflicts of interest. For example, the Sub-Adviser may need to reduce its asset allocation portfolios' exposure to an asset class to which the portfolios obtain exposure by investing in the Fund. Under such circumstances, the Sub-Adviser would liquidate some or all of the portfolios' investments in the Fund, which could adversely affect the Fund.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the "NYSE Arca"). The Sub-Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Growth Investment Risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

Liquidity Risk. The Fund may invest in equity securities that may have limited liquidity despite being listed on a securities exchange. Equity securities that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments.

Momentum Investing Risk. The Fund may employ in part a "momentum" style methodology that emphasizes selecting securities that have had higher recent price performance compared to other securities. The Fund may be subject to more risk because securities in which the Fund invests based on momentum may be more volatile than a broad cross-section of securities or the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market.

New Fund Risk. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

Value Investing Risk. Value securities may present risks in addition to the general risks associated with investing in securities. These securities are selected on the basis of an issuer's business and economic fundamentals or a security's current credit profile, relative to current market practice.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance information, when available, will be available online at www.alpsfunds.com or by calling 866.759.5679.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
RiverFront Dynamic US Flex-Cap ETF | RiverFront Dynamic US Flex-Cap ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFFC
Management fees	rr_ManagementFeesOverAssets	0.52%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.52%
One Year	rr_ExpenseExampleYear01	$ 53
Three Years	rr_ExpenseExampleYear03	167
Five Years	rr_ExpenseExampleYear05	291
Ten Years	rr_ExpenseExampleYear10	$ 652
ALPS/Dorsey Wright Sector Momentum ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALPS/DORSEY WRIGHT SECTOR MOMENTUM ETF (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the Dorsey Wright US Sector Momentum Index (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund's performance. Because the Fund commenced operations on January 10, 2017, there is no portfolio turnover to report.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

ALPS Advisors, Inc. (the "Adviser") will seek investment results that correspond, before fees and expenses, generally to the performance of the Underlying Index. The Underlying Index is a rules-based index intended to track the overall performance of the stocks with the highest relative strength or "momentum" within the NASDAQ US Large Mid Cap Index (the "NASDAQ Index") on a sector-by-sector basis.

"Relative strength" is an investing strategy that seeks to determine the strongest performing securities by measuring certain factors, such as a security's relative positive performance against the overall market or a security's relative strength value, which is derived by comparing the rate of increase of the security's price to that of a benchmark index. Nasdaq, Inc. (the "Index Provider") uses a proprietary methodology to analyze the relative strength of each security within the universe of eligible securities and determine a "momentum" score. In general, momentum is the tendency of a security to exhibit persistence in its relative strength; a "momentum" style of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Underlying Index is based on intermediate and long-term upward price movements of the security as compared to a representative benchmark and other eligible securities within the universe.

The Underlying Index is reconstituted quarterly and generally consists of 50 stocks on each reconstitution date. The Underlying Index's stocks must be constituents of the NASDAQ Index. The Underlying Index methodology uses a proprietary Relative Strength Matrix to rank ten sectors of the market: Basic Materials, Consumer Cyclicals, Consumer Staples, Energy, Financials, Healthcare, Industrials, Technology, Telecommunications, and Utilities (the "Sectors") according to their relative strength as of five business days prior to each quarterly reconstitution date. The Underlying Index methodology then categorizes the NASDAQ Index's constituents into groups that correspond to their Sector classifications (the "Sector Groups"). NASDAQ Index's constituents that the Index Provider would generally categorize as identified with the Real Estate sector are incorporated into the Financials Sector Group. The Underlying Index methodology then ranks the stocks within each Sector Group based on momentum with eligible stocks being selected from the seven Sector Groups with the highest relative strength ratings. In order to be considered for inclusion in the Underlying Index, each stock from the eligible universe must meet a minimum relative strength score as determined by the Index Provider. The top ten stocks from each of the three highest relative strength Sector Groups, and the top five stocks in each of the next four highest relative strength Sector Groups are selected for inclusion in the Underlying Index. In the event that a Sector Group does not contain the required number of stocks that meet the minimum relative strength score requirement, the Underlying Index will make additional investments in the stock with the highest relative strength score regardless of its Sector Group classification. The eligible stocks that are selected for inclusion in the Underlying Index's portfolio are equally weighted.

The Underlying Index was developed by the Index Provider and its publication began on December 9, 2016. The Index Provider also serves as calculation agent. Underlying Index values are distributed to the public via the Global Index Data Service (GIDS) throughout the day, between the hours of 9:30 a.m. and 5:16 p.m. Eastern time, at once per second intervals.

As a principal investment strategy the Fund will normally invest at least 80% of its total assets in component equity securities that comprise its Underlying Index and depositary receipts based on the securities in the Underlying Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Index Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sector Focus Risk. At each Underlying Index rebalancing, the Underlying Index's exposure to a particular industry or sector may increase or decrease. To the extent the Underlying Index's emphasis on a particular industry or sector changes, the value of the Fund's Shares may fluctuate in response to events affecting a particular industry or sector. The Fund will be exposed to the additional risks associated with its investments in companies of each Sector Group of the Underlying Index. For more on these risks, see "Risks of Underlying Sectors" in the Prospectus.

Momentum Style Risk. While the Fund may hold securities of companies that have historically demonstrated relative strength compared to the market as a whole or a specific benchmark, those companies may reverse course, thus negatively impacting the performance of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Also, the market return of high relative strength securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Fluctuation of Net Asset Value. The net asset value ("NAV") of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the Nasdaq, Inc. (the "Nasdaq"). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

New Fund Risk. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Mid-Capitalization Company Risk. Smaller companies often have a more limited track record, narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund's portfolio.

Large Capitalization Company Risk. The large capitalization companies in which the Fund invests may underperform other segments of the equity market or the equity market as a whole.

Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Underlying Index. Updated performance information, when available, will be available online at www.alpsfunds.com or by calling 866.759.5679.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
ALPS/Dorsey Wright Sector Momentum ETF | ALPS/Dorsey Wright Sector Momentum ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWIN
Management fees	rr_ManagementFeesOverAssets	0.40%
Other expenses	rr_OtherExpensesOverAssets	none	[7]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.40%
One Year	rr_ExpenseExampleYear01	$ 41
Three Years	rr_ExpenseExampleYear03	$ 128
BUZZ US Sentiment Leaders ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION BUZZ US SENTIMENT LEADERS ETF* (THE "FUND") * Effective March 31, 2017, the Sprott BUZZ Social Media Insights ETF changed its name to the BUZZ US Sentiment Leaders ETF.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the BUZZ NextGen AI US Sentiment Leaders Index (ticker symbol BUZZ) (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund's performance. During the fiscal period April 19, 2016 (commencement of operations) to November 30, 2016, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index utilizes a rules-based quantitative methodology developed by BUZZ Indexes Inc. (the "Index Provider"), which is designed to identify the U.S. common stocks with the most "positive insights" collected from social media networks. Such positive insights are a measure of the degree of positive company sentiment as well as the breadth of active discussion about each company by participants on social media networks.

The Underlying Index is compiled by the Index Provider. In order to be eligible for inclusion in the Underlying Index's Index Universe, a company's stock must be traded on one or more major U.S. exchanges, have a minimum market capitalization of at least $5 billion, and have a 3 month minimum average daily trading volume of $1 million. All equity securities meeting the above criteria and satisfying the minimum number of mentions requirement are selected for inclusion in the Index Universe. Mentions are defined as investment related posts from relevant online sources which may include news articles, blog posts, social media or other online discussion forums which are classified as relevant for analysis. The minimum number of mentions requirement threshold is based on a proprietary scoring methodology and incorporates a review of a rolling four quarters of data within the analysis. The Index Universe is ranked in descending order based on each company's insight score as determined by the Index Provider. The Index Provider then selects the 75 companies with the highest positive insight scores for inclusion in the Underlying Index and weights the 75 constituent common stocks of the Underlying Index based on a proprietary scoring model. In calculating a security's positive or negative "insight score", the Index Provider's methodology also takes into account the historic reliability and accuracy of the users that mention the security. The Index Provider weights the 75 constituent common stocks of the Underlying Index based on a proprietary scoring model.

The Underlying Index is reconstituted and rebalanced after the close of the third Thursday of each month. The Underlying Index employs a modified proprietary weighting methodology such that each constituent comprises no more than 3% of the weight of the Underlying Index as of each rebalance.

The Fund will invest at least 90% of its net assets in securities that comprise the Underlying Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Risks Related to Social Media Analytics. The ability to invest based on social media analytics is relatively new and untested. Investing in companies based on social media analytics involves the potential for market manipulation because social media posts may be made with an intent to manipulate the public perception of a stock or other investment. Furthermore, sentiment analysis of social media postings may prove inaccurate; that is, high positive sentiment may not correlate with positive change in the value of a company's stock and low positive or negative sentiment may not correlate with negative change in the value of a company's stock. Additionally, as data suppliers for the Index Provider's algorithm, social media companies are susceptible to operational risks which may disrupt the Index Provider's ability to receive meaningful data from such sites.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Common Stock Risk. Common stock held by the Fund may fall in value due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk. In addition, common stock generally has greater price volatility than fixed income securities.

Mid-Capitalization Company Risk. The securities of medium capitalization companies may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Concentration Risk. The Fund seeks to track the Underlying Index, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Consumer Discretionary Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the consumer discretionary sector in order to track the Underlying Index's allocation to that sector. These companies may be adversely affected by fluctuations in supply and demand and changes in consumer spending.

Information Technology Sector Risk. The Fund may invest a significant portion of its assets in securities issued by companies in the information technology sector in order to track the Underlying Index's allocation to that sector. Market or economic factors impacting information technology companies and companies that rely heavily on technology advances could have a major effect on the value of stocks in the information technology sector.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The net asset value ("NAV") of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on the NYSE Arca, Inc. (the "NYSE Arca"). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Index Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Portfolio Turnover Risk. The Fund may trade all or a significant portion of the securities in its portfolio in connection with each rebalance and reconstitution of the Underlying Index. A high portfolio turnover rate may increase transaction costs, including brokerage commissions, on the sale of the securities and on reinvestment in other securities, which may increase the Fund's expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet completed a full year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Underlying Index and a benchmark index selected for the Fund. Updated performance information, when available, will be available online at www.alpsfunds.com or by calling 866.759.5679.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet completed a full year of investment operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
BUZZ US Sentiment Leaders ETF | BUZZ US Sentiment Leaders ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUZ
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.75%
One Year	rr_ExpenseExampleYear01	$ 77
Three Years	rr_ExpenseExampleYear03	240
Five Years	rr_ExpenseExampleYear05	417
Ten Years	rr_ExpenseExampleYear10	$ 930

[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[2]	ALPS Portfolio Solutions Distributor, Inc. (the "Distributor") serves as the distributor to the Underlying Sector ETFs, and in such capacity receives a distribution fee from the Underlying Sector ETFs. As required by exemptive relief obtained by the Underlying Sector ETFs, the Adviser will reimburse the Fund an amount equal to the distribution fee received by the Distributor from the Underlying Sector ETFs attributable to the Fund's investment in the Underlying Sector ETFs, for so long as the Distributor acts as distributor to the Fund and the Underlying Sector ETFs.
[3]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter ''C'' corporation. As a ''C'' corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2016, the Fund had net operating gains of $880,031,855 and accrued $44,989,405 in net deferred tax expense primarily related to unrealized appreciation on investments.
[4]	The Fund's management fees consist of a fee of 0.16% paid to the Fund's investment adviser and a fee of 0.30% paid to the Fund's sub-adviser.
[5]	The Fund's sub-adviser has agreed to waive all of its 0.30% annual sub-advisory fee payable by the Fund until at least March 31, 2018.
[6]	Index performance shown in the table is the net total return. The net total return is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.
[7]	"Other Expenses" are based on estimated amounts for the current fiscal year.